EXCHANGE-TRADED FUNDS
PROSPECTUS
May 1, 2024, as amended May 10, 2024
Ticker Symbol
US SMALL CAP CORE ETF	TPSC
US LARGE / MID CAP CORE ETF	TPLC
US LARGE / MID CAP CORE ENHANCED ETF	TPLE
HIGH DIVIDEND STOCK ETF	TPHD
HIGH DIVIDEND STOCK ENHANCED ETF	TPHE
INTERNATIONAL ETF	TPIF
MARKET NEUTRAL ETF	TPMN

Each listed and traded on: The New York Stock Exchange

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE FUND’S SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Table of Contents

Section 1 | Fund Summaries
US Small Cap Core ETF	4
US Large / Mid Cap Core ETF	10
US Large / Mid Cap Core Enhanced ETF	16
High Dividend Stock ETF	23
High Dividend Stock Enhanced ETF	29
International ETF	36
Market Neutral ETF	42
Section 2 | Additional Fund Information
Additional Information about the Funds	48
Additional Information about the International Fund	49
Additional Information about the Enhanced Funds	49
Additional Information about the Market Neutral Fund	49
Investments	49
Additional Fund Strategies	50
Principal Risk Factors	50
Additional Risk Factors	58
Section 3 | Organization and Management of the Funds
The Investment Advisor	59
The Managing General Partner	59
The Sub-Advisor	59
Portfolio Management	60
Share Price	60
Premium/Discount Information	61
How to Buy and Sell Shares	62
Share Trading Prices	62
Book Entry	62
Frequent Purchases and Redemptions of Fund Shares	62
Section 4 | Distributions and Taxes
Taxes on Distributions	64
Taxes on Exchange-Listed Share Sales	65
Taxes on Purchase and Redemption of Creation Units	65
Section 5 | Other Information
Continuous Offering	66
Portfolio Holdings Disclosure	66
Shareholder Communications	66
Disclaimers	66
Section 6 | Other Service Providers	68
Section 7 | Financial Highlights	69
Section 8 | Other Information	77

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Section 1 | Fund Summary

The Timothy Plan believes it has a moral and ethical responsibility to invest in a biblically responsible manner. Accordingly, we strive to ensure the Timothy Plan ETFs do not invest in any company involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or unbiblical lifestyles. Securities issued by companies engaged in these prohibited activities are excluded from the ETFs’ portfolios. These securities are referred to throughout this Prospectus (the “Prospectus”) as “Excluded Securities.”. The Advisor and Sub-Advisor maintain a list of Excluded Securities to avoid purchasing the Excluded Securities in Timothy Plan ETFs’ portfolios.

Timothy Partners, Ltd. (“TPL”) is Investment Advisor to the Funds and is responsible for determining what companies are deemed Excluded Securities, and reserves the right to exclude investments, in its best judgment, in other companies whose practices may not fall within the exclusions described above, but could be found offensive to fundamental, traditional Judeo- Christian values. The Advisor establishes the Biblically Responsible Investing parameters that are employed by the research service provider in the creation of the “excluded list of companies” that may not be placed into any Timothy Plan ETF portfolio. The research company may not alter, delete, or employ additional parameters without the prior knowledge and consent of the Advisor

In the event a company is subsequently discovered to be engaged in a prohibited practice, it will be liquidated as soon as reasonably practicable with respect to the Market Neutral ETF, and at the next re-balancing with respect to the remaining ETFs.

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FUND SUMMARY

May 1, 2024

US Small Cap Core ETF

INVESTMENT OBJECTIVE

The Fund seeks to provide investment results that track the performance of the Victory US Small Cap Volatility Weighted BRI Index before fees and expenses.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares (“Shares”) of the Fund. Investors may incur usual or customary brokerage commissions and other charges on their purchases and sales of Shares of the Fund in the secondary market, which are not reflected in the table or the example below.

SHAREHOLDER FEES

(fees paid directly from your investment)

none

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

MANAGEMENT FEES	0.52%
Total Annual Operating Expenses	0.52%

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated and then sell or continue to hold all of your shares at the end of the period, (2) your investment has a 5% return each year, and (3) the Fund’s operating expenses remain the same. This Example does not take into account the brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based upon these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$53	$167	$291	$653

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PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover will generally indicate higher transaction costs resulting in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 60% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets directly or indirectly in the securities included in the Victory US Small Cap Volatility Weighted BRI Index (the “Index” or the “Underlying Index”) , an unmanaged, volatility weighted index created by the Fund’s Sub-Advisor (the “Index Provider”). The Index Provider is not affiliated with the Fund or the Advisor.

The Index Provider combines fundamental criteria with individual security risk control achieved through volatility weighting of individual securities, rather than traditional market-cap weighting. Such a methodology is sometimes referred to as “Smart Beta.” The Index follows a proprietary rules-based methodology developed by the Fund’s Sub-Advisor, to construct its constituent securities.

The Index universe begins with the stocks included in the Nasdaq Victory US Small Cap 500 Volatility Weighted Index, a volatility weighted index comprised of the 500 largest U.S. companies with the bottom 10% by market capitalization as represented by NASDAQ US Small Cap Index (NQUSS) with positive earnings over the last twelve months.

The Fund’s Advisor provides the Sub-Advisor with the list of Excluded Securities that do not satisfy the Advisor’s proprietary BRI filtering criteria. The Index Provider then removes the Excluded Securities from the Parent Index.

The Index is reconstituted every April and October (based on information as of the prior month-end) and is adjusted to limit exposure to any particular sector to 25%. As of March 31, 2024, the Index had a market capitalization range from $ $358.4 million to $56.5 billion.

The Fund will not knowingly invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or non-biblical lifestyles. The Fund also reserves the right to exclude investments, in its best judgment, in other companies whose practices may not fall within the exclusions described above, but can be found offensive to basic, traditional Judeo-Christian values. In the event a company is subsequently discovered to be engaged in a prohibited practice, it will be liquidated at the next re-balancing.

The Fund generally seeks to track the returns of the Index before fees and expenses by employing a replication strategy that seeks to hold all of the stocks in the Index. A replication strategy means that the Fund seeks to hold all of the securities included in its index, in approximately the percentages represented by the securities in the index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Small Company Risk. Small company stocks present above-average risks. This means that when stock prices decline overall, the Portfolio may decline more than a broad-based securities market index. These companies usually offer a smaller range of products and services than larger companies. They may also have limited financial resources and may lack management depth. As a result, stocks issued by smaller companies tend to be less liquid and fluctuate in value more than the stocks of larger, more established companies.

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Excluded Security Risk. Because the Index omits Excluded Securities, the Fund may be riskier than other funds that invest in a broader array of securities. BRI may not be successful. Because the Index is reconstituted only at prescribed times during the year, the Fund may temporarily hold securities that do not comply with the BRI filtering criteria if the application of the criteria or the nature of a company’s business changes in between these dates.

Index Risk. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

Equity Securities Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.

Stock Market Risk. Overall stock market risks may affect the value of the Fund. Domestic and International factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.

Liquidity Risk. In certain circumstances, such as the disruption of the orderly markets for the investments in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Sub-Advisor. Markets for the investments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes, and may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Passive Investment Risk. The Fund is not actively managed, and the Sub-Advisor does not take defensive positions under any market conditions, including declining markets.

Calculation Methodology Risk. The Index relies on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, nor the Advisor can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or correct valuation of securities, nor can they guarantee the availability or timeliness of the production of an Index.

Tracking Error Risk. The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from its index. Tracking error may occur because of, among other reasons, differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.

Exchange-Traded Fund (“ETF”) Structure Risk. The Fund is structured as an exchange-traded fund (“ETF”) and, as a result, is subject to special risks, including:

●

Not Individually Redeemable. The Fund’s shares are not individually redeemable and may be redeemed by the Fund at its net asset value per share (“NAV”) only in large blocks known as Creation Units. The Fund may incur brokerage costs purchasing enough shares to constitute a Creation Unit. Alternatively, the Fund may redeem your shares by selling them on the secondary market at prevailing market prices.

●

Trading Issues. Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. There is no guarantee that an active secondary

FUND SUMMARIES
PROSPECTUS (ETFS) / 6

market will develop for the shares. In stressed market conditions, authorized participants may be unwilling to participate in the creation/redemption process, particularly if the market for shares becomes less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may lead to widening of bid-ask spreads and differences between the market price of the shares and the underlying value of those shares.

●

Market Price Variance Risk. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a bid-ask spread charged by the exchange specialists, market makers, or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly, particularly in times of market stress. This means that shares may trade at a premium or discount to NAV and bid-ask spreads may widen.

●

Authorized Participants Concentration Risk. A limited number of financial institutions may be responsible for all or a significant portion of the creation and redemption activity for the Fund. If these firms exit the business or are unable or unwilling to process creation and/or redemption orders, shares may trade at a premium or discount to NAV and bid-ask spreads may widen.

●

Tax-Efficiency Risk. Redemptions of shares may be effected for cash, rather than in kind, which means that the Fund may need to sell portfolio securities in order to complete an in-cash redemption, and may recognize net gains on these sales. As a result, investments in the shares may be less tax-efficient than investments in ETFs that redeem solely or principally in kind, and the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

Valuation Risk. The sale price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. The Fund relies on various sources to calculate its NAV. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such pricing sources, technological issues, or otherwise.

Large Shareholder Risk. Certain large shareholders, including other funds advised by the Advisor, may from time to time own a substantial amount of the Fund’s shares. The actions by one shareholder or multiple shareholders may have an impact on the Fund and, therefore, indirectly on other shareholders. Shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net investment income and net realized capital gains, if any, thereby affecting the tax burden on the Fund’s shareholders subject to federal income tax. To the extent a larger shareholder (including, for example, an affiliated fund that operates as a fund-of-funds) is permitted to invest in the Fund, the Fund may experience large inflows or outflows of cash from time to time. This activity could magnify these adverse effects on the Fund.

You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

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PAST PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad based index and to the Underlying Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance data for the Fund may be available online at etf.timothyplan.com or by calling (800) 846-7526.

Year-by-year Annual Total Returns
(for calendar years ending on December 31)

BEST QUARTER	WorsT QUARTER
Dec-20	Mar-20
31.26%	-32.52%

Average Annual Total Returns
(for periods ending on December 31, 2023)

US SMALL CAP CORE ETF
	1 Year	3 Year	Inception*
Return before taxes	17.64%	9.69%	10.46%
Return after taxes on distributions (1)	17.32%	9.39%	10.15%
Return after taxes on distributions and sale of shares (1)	10.64%	7.51%	8.19%
Victory US Small Cap Volatility Weighted BRI Index (2) (reflects no deduction for fees, expenses or taxes)	18.36%	10.36%	11.13%
Russell 2000 Index(3) (reflects no deduction for fees, expenses or taxes)	16.93%	2.22%	7.28%

*	December 2, 2019
(1)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2)

Victory US Small Cap Volatility Weighted BRI Index is an unmanaged, volatility weighted index created by the Fund’s Sub-Advisor. A volatility weighted index assigns percentage values to each security in the index based on the volatility of that security in the market. More volatile stocks have a lower weighting, and less volatile stocks are assigned a higher weighting. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

(3)	The Russell 2000© Index is a market capitalization-weighted index that measures the performance of the 2000 smallest US stocks in the Russell 3000© Index, as measured by market capitalization.

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INVESTMENT ADVISOR

Timothy Partners, Ltd. has served as the Fund’s investment advisor since the Fund commenced operations on December 2, 2019.

SUB-ADVISOR

Victory Capital Management Inc. (“Victory Capital” or the “Sub-Advisor”) through its Victory Solutions team, has served as the Fund’s Sub-Advisor since the Fund commenced operations on December 2, 2019.

PORTFOLIO MANAGERS

Mannik Dhillon is President of Victory Capital’s VictoryShares and Solutions platform and has been a Portfolio Manager of the Fund since it commenced operations on December 2, 2019.

Free Foutz is the Portfolio Implementation Manager for Victory Capital’s VictoryShares and Solutions platform and has been a Portfolio Manager of the Fund since it commenced operations on December 2, 2019.

PURCHASE AND SALE OF SHARES

The Fund issues and redeems Shares at their net asset value (NAV) only in large blocks (each block of Shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities by Authorized Participants (“APs”) that have entered into agreements with the Fund’s distributor. Individual Shares may only be purchased and sold through brokers in secondary market transactions on The New York Stock Exchange (the “Exchange”). Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Shares of the Fund will be listed for trading on the Exchange and will trade at market prices rather than NAV. Shares of the Fund may trade at a price that is greater than (a premium), at or less than (a discount) NAV.

Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”).

TAX INFORMATION

The Fund’s distributions generally are taxable as ordinary income, qualified dividend income or capital gains. A sale of Shares may result in capital gain or loss.

PAYMENT TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Shares through a broker-dealer or another financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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FUND SUMMARY

May 1, 2024

US Large / Mid Cap Core ETF

INVESTMENT OBJECTIVE

The Fund seeks to provide investment results that track the performance of the Victory US Large/Mid Cap Volatility Weighted BRI Index before fees and expenses.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares (“Shares”) of the Fund. Investors may incur usual or customary brokerage commissions and other charges on their purchases and sales of Shares of the Fund in the secondary market, which are not reflected in the table or the example below.

SHAREHOLDER FEES

(fees paid directly from your investment)

none

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

MANAGEMENT FEES	0.52%
Total Annual Operating Expenses	0.52%

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated and then sell or continue to hold all of your shares at the end of the period, (2) your investment has a 5% return each year, and (3) the Fund’s operating expenses remain the same. This Example does not take into account the brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based upon these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$53	$167	$291	$653

FUND SUMMARIES
PROSPECTUS (ETFS) / 10

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover will generally indicate higher transaction costs resulting in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets directly or indirectly in the securities included in the Victory US Large Cap Volatility Weighted BRI Index (the “Index” or the “Underlying Index”), an unmanaged, volatility weighted index created by the Sub-Advisor (the “Index Provider”). The Index Provider is not affiliated with the Fund or the Advisor.

The Index Provider combines fundamental criteria with individual security risk control achieved through volatility weighting of individual securities, rather than traditional market-cap weighting. Such a methodology is sometimes referred to as “Smart Beta.” The Index follows a proprietary rules-based methodology, developed by the Sub-Advisor, to construct its constituent securities.

The Index universe begins with the stocks included in the Nasdaq Victory US Large Cap 500 Volatility Weighted Index, a volatility weighted index comprised of the 500 largest U.S. companies by market capitalization with positive earnings over the last twelve months.

The Fund’s Advisor provides the Sub-Advisor with the list of Excluded Securities that do not satisfy the Advisor’s proprietary BRI filtering criteria. The Index Provider then removes the Excluded Securities from the Index.

The Index is reconstituted every April and October (based on information as of the prior month-end) and is adjusted to limit exposure to any particular sector to 25%. As of March 31, 2024, the Index had a market capitalization range from $679.9 million to $2.2 trillion.

The Fund will not knowingly invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or non-biblical lifestyles. The Fund also reserves the right to exclude investments, in its best judgment, in other companies whose practices may not fall within the exclusions described above, but can be found offensive to basic, traditional Judeo-Christian values. In the event a company is subsequently discovered to be engaged in a prohibited practice, it will be liquidated at the next re-balancing.

The Fund generally seeks to track the returns of the Index before fees and expenses by employing a replication strategy that seeks to hold all of the stocks in the Index, in approximately the percentages represented by the securities in the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Large-Capitalization Stock Risk. The securities of large-sized companies may underperform the securities of smaller-sized companies or the market as a whole. The growth rate of larger, more established companies may lag those of smaller companies, especially during periods of economic expansion.

Mid-Capitalization Stock Risk. Mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

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Excluded Security Risk. Because the Index omits Excluded Securities, the Fund may be riskier than other funds that invest in a broader array of securities. BRI may not be successful. Because the Index is reconstituted only at prescribed times during the year, the Fund may temporarily hold securities that do not comply with the BRI filtering criteria if the application of the criteria or the nature of a company’s business changes in between these dates.

Index Risk. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

Equity Securities Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.

Stock Market Risk. Overall stock market risks may affect the value of the Fund. Domestic and International factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.

Passive Investment Risk. The Fund is not actively managed, and the Sub-Advisor does not take defensive positions under any market conditions, including declining markets.

Calculation Methodology Risk. The Index relies on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, nor the Advisor can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or correct valuation of securities, nor can they guarantee the availability or timeliness of the production of an Index.

Tracking Error Risk. The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from its index. Tracking error may occur because of, among other reasons, differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.

Exchange-Traded Fund (“ETF”) Structure Risk. The Fund is structured as an exchange-traded fund (“ETF”) and, as a result is subject to special risks, including:

●

Not Individually Redeemable. The Fund’s shares are not individually redeemable and may be redeemed by the Fund at its net asset value per share (“NAV”) only in large blocks known as Creation Units. The Fund may incur brokerage costs purchasing enough shares to constitute a Creation Unit. Alternatively, the Fund may redeem your shares by selling them on the secondary market at prevailing market prices.

●

Trading Issues. Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. There is no guarantee that an active secondary market will develop for the shares. In stressed market conditions, authorized participants may be unwilling to participate in the creation/redemption process, particularly if the market for shares becomes less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may lead to widening of bid-ask spreads and differences between the market price of the shares and the underlying value of those shares.

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●

Market Price Variance Risk. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a bid-ask spread charged by the exchange specialists, market makers, or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly, particularly in times of market stress. This means that shares may trade at a premium or discount to NAV and bid-ask spreads may widen.

●

Authorized Participants Concentration Risk. A limited number of financial institutions may be responsible for all or a significant portion of the creation and redemption activity for the Fund. If these firms exit the business or are unable or unwilling to process creation and/or redemption orders, shares may trade at a premium or discount to NAV and bid-ask spreads may widen.

●

Tax-Efficiency Risk. Redemptions of shares may be effected for cash, rather than in kind, which means that the Fund may need to sell portfolio securities in order to complete an in-cash redemption, and may recognize net gains on these sales. As a result, investments in the shares may be less tax-efficient than investments in ETFs that redeem solely or principally in kind, and the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

Valuation Risk. The sale price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. The Fund relies on various sources to calculate its NAV. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such pricing sources, technological issues, or otherwise.

Large Shareholder Risk. Certain large shareholders, including other funds advised by the Advisor, may from time to time own a substantial amount of the Fund’s shares. The actions by one shareholder or multiple shareholders may have an impact on the Fund and, therefore, indirectly on other shareholders. Shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net investment income and net realized capital gains, if any, thereby affecting the tax burden on the Fund’s shareholders subject to federal income tax. To the extent a larger shareholder (including, for example, an affiliated fund that operates as a fund-of-funds) is permitted to invest in the Fund, the Fund may experience large inflows or outflows of cash from time to time. This activity could magnify these adverse effects on the Fund.

You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

PAST PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad based index and to the Underlying Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance data for the Fund may be available online at etf.timothyplan.com or by calling (800) 846-7526.

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Year-by-year Annual Total Returns
(for calendar years ending on December 31)

BEST QUARTER	WorsT QUARTER
Jun-20	Mar-20
20.54%	-24.00%

Average Annual Total Returns
(for periods ending on December 31, 2023)

US LARGE / MID CAP CORE ETF
	1 Year	3 Year	Inception*
Return before taxes	15.30%	8.28%	10.39%
Return after taxes on distributions (1)	15.04%	8.05%	10.15%
Return after taxes on distributions and sale of shares (1)	9.22%	6.40%	8.19%
Victory US Large/Mid Cap Volatility Weighted BRI Index (2) (reflects no deduction for fees, expenses or taxes)	15.93%	8.89%	10.98%
S&P 500 Index (3) (reflects no deduction for fees, expenses or taxes)	26.29%	10.00%	12.77%

*	April 29, 2019
(1)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2)

Victory US Large/Mid Cap Volatility Weighted BRI Index is an unmanaged, volatility weighted index created by the Fund’s Sub-Advisor. A volatility weighted index assigns percentage values to each security in the index based on the volatility of that security in the market. More volatile stocks have a lower weighting, and less volatile stocks are assigned a higher weighting. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

(3)

The Standard & Poors 500 (“S&P 500”) Index is market capitalization-weighted index tracking the performance of the 500 largest companies listed on stock exchanges in the United States as measured by market capitalization.

INVESTMENT ADVISOR

Timothy Partners, Ltd. has served as the Fund’s investment advisor since the Fund commenced operations on April 29, 2019.

SUB-ADVISOR

Victory Capital Management Inc. (“Victory Capital” or the “Sub-Advisor”) through its Victory Solutions team, has served as the Fund’s Sub-Advisor since the Fund commenced operations on April 29, 2019.

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PORTFOLIO MANAGERS

Mannik Dhillon is President of Victory Capital’s VictoryShares and Solutions platform and has been a Portfolio Manager of the Fund since it commenced operations on April 29, 2019.

Free Foutz is the Portfolio Implementation Manager for Victory Capital’s VictoryShares and Solutions platform and has been a Portfolio Manager of the Fund since it commenced operations on April 29, 2019.

PURCHASE AND SALE OF SHARES

The Fund issues and redeems Shares at their net asset value (NAV) only in large blocks (each block of Shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities by Authorized Participants (“APs”) that have entered into agreements with the Fund’s distributor. Individual Shares may only be purchased and sold through brokers in secondary market transactions on The New York Stock Exchange (the “Exchange”). Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Shares of the Fund will be listed for trading on the Exchange and will trade at market prices rather than NAV. Shares of the Fund may trade at a price that is greater than (a premium), at or less than (a discount) NAV.

Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”).

TAX INFORMATION

The Fund’s distributions generally are taxable as ordinary income, qualified dividend income or capital gains. A sale of Shares may result in capital gain or loss.

PAYMENT TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Shares through a broker-dealer or another financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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FUND SUMMARY

May 1, 2024

US Large / Mid Cap Core Enhanced ETF

INVESTMENT OBJECTIVE

The Fund seeks to provide investment results that track the performance of Victory US Large/Mid Cap Long/Cash Volatility Weighted BRI Index before fees and expenses.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares (“Shares”) of the Fund. Investors may incur usual or customary brokerage commissions and other charges on their purchases and sales of Shares of the Fund in the secondary market, which are not reflected in the table or the example below.

SHAREHOLDER FEES

(fees paid directly from your investment)

none

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

MANAGEMENT FEES	0.52%
Acquired Fund Fees and Expenses	0.04%
Total Annual Operating Expenses(1)	0.56%

(1)	Total Annual Operating Expenses don’t agree to the Financial highlights due to acquired fund fees and expenses.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated and then sell or continue to hold all of your shares at the end of the period, (2) your investment has a 5% return each year, and (3) the Fund’s operating expenses remain the same. This Example does not take into account the brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based upon these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$57	$178	$311	$697

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PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover will generally indicate higher transaction costs resulting in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 302% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets directly or indirectly in the securities included in the Victory US Large/Mid Cap Long/Cash Volatility Weighted BRI Index (the “Index” or the “Underlying Index”), an unmanaged, volatility weighted index created by the Sub-Advisor (the “Index Provider”). The Index Provider is not affiliated with the Fund or the Advisor.

The Index Provider combines fundamental criteria with individual security risk control achieved through volatility weighting of individual securities.

In accordance with a rules-based formula, the Index tactically reduces its exposure to the equity markets during periods of significant market decline and reallocates to stocks when market prices have either further declined or rebounded. The term
“Long/Cash” in the Fund’s name refers to a feature of the Index that is designed to enhance risk-adjusted returns while attempting to minimize downside market risk through defensive positioning, as described below.

The Index utilizes the following rules-based methodology to construct its constituent securities:

●	The Index universe begins with all publicly traded U.S. stocks and then screens for all companies with positive earnings across the last twelve months.

●	The Index identifies the 500 largest U.S. stocks by market capitalization measured at the time the Index’s constituent securities are determined.

●

The 500 stocks are weighted based on their daily standard deviation (volatility) of daily price changes over the last 180 trading days. Stocks with lower volatility receive a higher weighting and stocks with higher volatility receive a lower weighting.

●

The Fund’s Advisor provides the Sub-Advisor with the list of Excluded Securities that do not satisfy the Advisor’s proprietary BRI filtering criteria. The Index Provider then removes the Excluded Securities from the Index.

The Index is reconstituted every April and October (based on information as of the prior month-end) and is adjusted to limit exposure to any particular sector to 25%. As of March 31, 2024, the Index had a market capitalization range from $679.9 million to $2.2 trillion.

The Index follows a mathematical index construction process designed to limit risk during periods of significant (non-normal) market decline by reducing its exposure to the equity market by allocating a portion of the Index to cash or cash equivalents. The market decline is measured at month-end by reference to the Victory US Large Cap/Mid Cap Volatility Weighted BRI Index (“Reference Index”), which is composed of similar securities as the Index but without any allocation to cash or cash equivalents.

A “significant market decline” means a decline of 10% or more from the Reference Index’s all-time daily high closing value compared to its most recent month-end closing value, during which, the Index’s exposure to the equity market may be as low as 25% depending on the magnitude and duration of such decline.

During a period of significant market decline that is 10% or more but less than 20% (the “initial trigger point”), the Index will allocate 75% of the stocks included in the Index to cash or cash equivalents, with the remaining 25% consisting of stocks included in the Reference Index.

The Index will reallocate all or a portion of its cash or cash equivalents to stocks when the Reference Index reaches certain additional trigger points, measured at a subsequent month-end, as follows:

●	The Index will return to being 100% allocated to stocks if the subsequent month-end closing value of the stocks in the Reference Index returns to a level that is less than the initial trigger point.

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PROSPECTUS (ETFS) / 17

●

If the Reference Index declines by 20% or more but less than 30% from its all-time daily high closing value as measured at a subsequent month-end, the Index will reallocate an additional 25% to the stocks in the Reference Index at their current securities weightings and the Index will then be 50% allocated to stocks included in the Reference Index.

●

If the Reference Index declines by 30% or more but less than 40% from its all-time daily high closing value as measured at a subsequent month-end, the Index will reallocate another 25% to the stocks of the Reference Index at their current securities weighting and the Index will then be 75% allocated to stocks included in the Reference Index.

●

If the Reference Index declines by 40% or more from its all-time daily high closing value as measured at a subsequent month-end, the Index will reallocate the remaining 25% to the stocks in the Reference Index at their current securities weighting. At this point, the Index will be 100% allocated to stocks included in the Reference Index.

The Index will make any prescribed allocations to cash in accordance with the mathematical formula only at month end. In the event that it does, the Fund will experience higher portfolio turnover and incur additional transaction costs.

During any periods of significant market decline, when the Index’s exposure to the market is less than 100%, the Fund will invest the cash portion dictated by the Index in 30-day U.S. Treasury bills or in money market mutual funds that primarily invest in short-term U.S. Treasury obligations.

While the Fund generally seeks to track the returns of the Index before fees and expenses by employing a replication strategy that seeks to hold all the stocks in the Index, at times the Fund may pursue its investment objective by investing in the Index securities indirectly by investing all or a portion of its assets in another investment company advised by the Advisor, including an exchange-traded fund (“ETF”), that seeks to track the Index or the Reference Index.

The Fund will not knowingly invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or non-biblical lifestyles. The Fund also reserves the right to exclude investments, in its best judgment, in other companies whose practices may not fall within the exclusions described above, but can be found offensive to basic, traditional Judeo-Christian values. In the event a company is subsequently discovered to be engaged in a prohibited practice, it will be liquidated at the next re-balancing.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Fixed Income Risk. The value of the Fund’s direct or indirect investments in fixed income securities changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

Large-Capitalization Stock Risk. The securities of large-sized companies may underperform the securities of smaller-sized companies or the market as a whole. The growth rate of larger, more established companies may lag those of smaller companies, especially during periods of economic expansion.

Mid-Capitalization Stock Risk. Mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Excluded Security Risk. Because the Index omits Excluded Securities, the Fund may be riskier than other funds that invest in a broader array of securities. BRI may not be successful. Because the Index is reconstituted only at prescribed times during the year, the Fund may temporarily hold securities that do not comply with the BRI filtering criteria if the application of the criteria or the nature of a company’s business changes in between these dates.

Index Risk. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of

FUND SUMMARIES
PROSPECTUS (ETFS) / 18

time or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

Equity Securities Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.

Stock Market Risk. Overall stock market risks may affect the value of the Fund. Domestic and International factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.

Portfolio Turnover Risk. Higher portfolio turnover ratios resulting from additional purchases and sales of portfolio securities will generally result in higher transaction costs and Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

Investment Company Risk. An investment company or similar vehicle (including an ETF) in which the Fund invests may not achieve its investment objective. Underlying investment vehicles are subject to investment Advisory and other expenses, which will be indirectly paid by the Fund. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.

Index/Defensive Positioning Risk. Because the Index’s allocation to cash versus securities is determined at month-end, there is a risk that the Index, and thus the Fund, will not react to changes in market conditions that occur between reallocations, or will react to a short-term market swing that occurs at month end. The Fund will incur transaction costs and potentially adverse tax consequences in the event the Index allocates to cash. There is no guarantee that the Index’s prescribed defensive strategy, if employed, will be successful in minimizing downside market risk.

Passive Investment Risk. The Fund is not actively managed, and the Sub-Advisor does not take defensive positions under any market conditions, including declining markets.

Calculation Methodology Risk. The Index relies on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, nor the Advisor can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or correct valuation of securities, nor can they guarantee the availability or timeliness of the production of an Index.

Tracking Error Risk. The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from its index. Tracking error may occur because of, among other reasons, differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.

Exchange-Traded Fund (“ETF”) Structure Risk. The Fund is structured as an exchange-traded fund (“ETF”) and, as a result, is subject to special risks, including:

●

Not Individually Redeemable. The Fund’s shares are not individually redeemable and may be redeemed by the Fund at its net asset value per share (“NAV”) only in large blocks known as Creation Units. The Fund may incur brokerage costs purchasing enough shares to constitute a Creation Unit. Alternatively, the Fund may redeem your shares by selling them on the secondary market at prevailing market prices.

●

Trading Issues. Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. There is no guarantee that an active secondary market will develop for the shares. In stressed market conditions, authorized participants may be

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unwilling to participate in the creation/redemption process, particularly if the market for shares becomes less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may lead to widening of bid-ask spreads and differences between the market price of the shares and the underlying value of those shares.

●

Market Price Variance Risk. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a bid-ask spread charged by the exchange specialists, market makers, or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly, particularly in times of market stress. This means that shares may trade at a premium or discount to NAV and bid-ask spreads may widen.

●

Authorized Participants Concentration Risk. A limited number of financial institutions may be responsible for all or a significant portion of the creation and redemption activity for the Fund. If these firms exit the business or are unable or unwilling to process creation and/or redemption orders, shares may trade at a premium or discount to NAV and bid-ask spreads may widen.

●

Tax-Efficiency Risk. Redemptions of shares may be effected for cash, rather than in kind, which means that the Fund may need to sell portfolio securities in order to complete an in-cash redemption, and may recognize net gains on these sales. As a result, investments in the shares may be less tax-efficient than investments in ETFs that redeem solely or principally in kind, and the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

Valuation Risk. The sale price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. The Fund relies on various sources to calculate its NAV. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such pricing sources, technological issues, or otherwise.

Large Shareholder Risk. Certain large shareholders, including other funds advised by the Advisor, may from time to time own a substantial amount of the Fund’s shares. The actions by one shareholder or multiple shareholders may have an impact on the Fund and, therefore, indirectly on other shareholders. Shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net investment income and net realized capital gains, if any, thereby affecting the tax burden on the Fund’s shareholders subject to federal income tax. To the extent a larger shareholder (including, for example, an affiliated fund that operates as a fund-of-funds) is permitted to invest in the Fund, the Fund may experience large inflows or outflows of cash from time to time. This activity could magnify these adverse effects on the Fund.

You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

PAST PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad based index and to the Underlying Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance data for the Fund may be available online at etf.timothyplan.com or by calling (800) 846-7526.

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Year-by-year Annual Total Returns
(for calendar years ending on December 31)

BEST QUARTER	WorsT QUARTER
Dec-23	Jun-22
4.10%	-7.84%

Average Annual Total Returns
(for periods ending on December 31, 2023)

US LARGE / MID CAP CORE ENHANCED ETF
	1 Year	Inception*
Return before taxes	-2.40%	-2.46%
Return after taxes on distributions (1)	-2.82%	-2.80%
Return after taxes on distributions and sale of shares (1)	-1.22%	-1.91%
Victory US Large/Mid Cap Volatility Weighted BRI Index (2) (reflects no deduction for fees, expenses or taxes)	-2.73%	-2.53%
S&P 500 Index (3) (reflects no deduction for fees, expenses or taxes)	26.29%	5.05%

*	July 28, 2021
(1)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2)

Victory US Large/Mid Cap Volatility Weighted BRI Index is an unmanaged, volatility weighted index created by the Fund’s Sub-Advisor. A volatility weighted index assigns percentage values to each security in the index based on the volatility of that security in the market. More volatile stocks have a lower weighting, and less volatile stocks are assigned a higher weighting. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

(3)

The Standard & Poors 500 (“S&P 500”) Index is market capitalization-weighted index tracking the performance of the 500 largest companies listed on stock exchanges in the United States as measured by market capitalization.

INVESTMENT ADVISOR

Timothy Partners, Ltd. has served as the Fund’s investment advisor since the Fund commenced operations on July 28, 2021.

SUB-ADVISOR

Victory Capital Management Inc. (“Victory Capital” or the “Sub-Advisor”) through its Victory Solutions team, has served as the Fund’s Sub-Advisor since the Fund commenced operations on July 28, 2021.

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PORTFOLIO MANAGERS

Mannik Dhillon is President of Victory Capital’s VictoryShares and Solutions platform and has been a Portfolio Manager of the Fund since it commenced operations on July 28, 2021.

Free Foutz is the Portfolio Implementation Manager for Victory Capital’s VictoryShares and Solutions platform and has been a Portfolio Manager of the Fund since it commenced operations on July 28, 2021.

PURCHASE AND SALE OF SHARES

The Fund issues and redeems Shares at their net asset value (NAV) only in large blocks (each block of Shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities by Authorized Participants (“APs”) that have entered into agreements with the Fund’s distributor. Individual Shares may only be purchased and sold through brokers in secondary market transactions on The New York Stock Exchange (the “Exchange”). Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Shares of the Fund will be listed for trading on the Exchange and will trade at market prices rather than NAV. Shares of the Fund may trade at a price that is greater than (a premium), at or less than (a discount) NAV.

Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”).

TAX INFORMATION

The Fund’s distributions generally are taxable as ordinary income, qualified dividend income or capital gains. A sale of Shares may result in capital gain or loss.

PAYMENT TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Shares through a broker-dealer or another financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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FUND SUMMARY

May 1, 2024

High Dividend Stock ETF

INVESTMENT OBJECTIVE

The Fund seeks to provide investment results that track the performance of the Victory US Large Cap High Dividend Volatility Weighted BRI Index before fees and expenses.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares (“Shares”) of the Fund. Investors may incur usual or customary brokerage commissions and other charges on their purchases and sales of Shares of the Fund in the secondary market, which are not reflected in the table or the example below.

SHAREHOLDER FEES

(fees paid directly from your investment)

none

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

MANAGEMENT FEES	0.52%
Total Annual Operating Expenses	0.52%

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated and then sell or continue to hold all of your shares at the end of the period, (2) your investment has a 5% return each year, and (3) the Fund’s operating expenses remain the same. This Example does not take into account the brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based upon these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$53	$167	$291	$653

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PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover will generally indicate higher transaction costs resulting in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal period, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets directly or indirectly in the securities included in the Victory US Large Cap High Dividend Volatility Weighted BRI Index (the “Index” or the “Underlying Index”), an unmanaged, volatility weighted index created by the Sub-Advisor (the “Index Provider”). The Index Provider is not affiliated with the Fund or the Advisor.

The Index Provider combines fundamental criteria with individual security risk control achieved through volatility weighting of individual securities, rather than traditional market-cap weighting. Such a methodology is sometimes referred to as “Smart Beta.” The Index follows a proprietary rules-based methodology, developed by the Fund’s Sub-Advisor, to construct its constituent securities.

The Index is comprised of the largest 100 dividend yielding stocks among the largest U.S. companies by market capitalization from the Victory US Large/Mid Cap Volatility Weighted BRI Index (“Parent Index”). The Parent Index universe begins with the stocks included in the Nasdaq Victory US Large Cap 500 Volatility Weighted Index, a volatility weighted index comprised of the 500 largest U.S. companies by market capitalization with positive earnings over the last twelve months.

The Fund’s Advisor provides the Sub-Advisor with the list of Excluded Securities that do not satisfy the Advisor’s proprietary BRI filtering criteria. The Index Provider then removes the Excluded Securities from the Index.

The 100 highest dividend yielding stocks become the stocks included in the Index and are weighted based on their daily standard deviation (volatility) of daily price changes over the last 180 trading days. Stocks with lower volatility receive a higher weighting and stocks with higher volatility receive a lower weighting.

The Index is reconstituted every April and October (based on information as of the prior month-end) and is adjusted to limit exposure to any particular sector to 25%. As of March 31, 2024, the Index had a market capitalization range from $679.9 million to $613.7 billion.

The Fund will not knowingly invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or non-biblical lifestyles. The Fund also reserves the right to exclude investments, in its best judgment, in other companies whose practices may not fall within the exclusions described above, but can be found offensive to basic, traditional Judeo-Christian values. In the event a company is subsequently discovered to be engaged in a prohibited practice, it will be liquidated at the next re-balancing.

The Fund generally seeks to track the returns of the Index before fees and expenses by employing a replication strategy that seeks to hold all of the stocks in the Index, in approximately the percentages represented by the securities in the index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Large-Capitalization Stock Risk. The securities of large-sized companies may underperform the securities of smaller-sized companies or the market as a whole. The growth rate of larger, more established companies may lag those of smaller companies, especially during periods of economic expansion.

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Mid-Capitalization Stock Risk. Mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Excluded Security Risk. Because the Index omits Excluded Securities, the Fund may be riskier than other funds that invest in a broader array of securities. BRI may not be successful. Because the Index is reconstituted only at prescribed times during the year, the Fund may temporarily hold securities that do not comply with the BRI filtering criteria if the application of the criteria or the nature of a company’s business changes in between these dates.

Index Risk. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

Equity Securities Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.

Stock Market Risk. Overall stock market risks may affect the value of the Fund. Domestic and International factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.

Investment Strategy Risk. The Fund’s dividend strategy may not be successful. Dividend paying stocks may fall out of favor relative to the overall market. In addition, the Index may not successfully identify companies that meet its objectives.

Passive Investment Risk. The Fund is not actively managed, and the Sub-Advisor does not take defensive positions under any market conditions, including declining markets.

Calculation Methodology Risk. The Index relies on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, nor the Advisor can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or correct valuation of securities, nor can they guarantee the availability or timeliness of the production of an Index.

Tracking Error Risk. The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from its index. Tracking error may occur because of, among other reasons, differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.

Exchange-Traded Fund (“ETF”) Structure Risk. The Fund is structured as an exchange-traded fund (“ETF”) and, as a result, is subject to special risks, including:

●

Not Individually Redeemable. The Fund’s shares are not individually redeemable and may be redeemed by the Fund at its net asset value per share (“NAV”) only in large blocks known as Creation Units. The Fund may incur brokerage costs purchasing enough shares to constitute a Creation Unit. Alternatively, the Fund may redeem your shares by selling them on the secondary market at prevailing market prices.

●

Trading Issues. Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. There is no guarantee that an

FUND SUMMARIES
PROSPECTUS (ETFS) / 25

active secondary market will develop for the shares. In stressed market conditions, authorized participants may be unwilling to participate in the creation/redemption process, particularly if the market for shares becomes less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may lead to widening of bid-ask spreads and differences between the market price of the shares and the underlying value of those shares.

●

Market Price Variance Risk. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a bid-ask spread charged by the exchange specialists, market makers, or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly, particularly in times of market stress. This means that shares may trade at a premium or discount to NAV and bid-ask spreads may widen.

●

Authorized Participants Concentration Risk. A limited number of financial institutions may be responsible for all or a significant portion of the creation and redemption activity for the Fund. If these firms exit the business or are unable or unwilling to process creation and/or redemption orders, shares may trade at a premium or discount to NAV and bid-ask spreads may widen.

●

Tax-Efficiency Risk. Redemptions of shares may be effected for cash, rather than in kind, which means that the Fund may need to sell portfolio securities in order to complete an in-cash redemption, and may recognize net gains on these sales. As a result, investments in the shares may be less tax-efficient than investments in ETFs that redeem solely or principally in kind, and the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

Valuation Risk. The sale price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. The Fund relies on various sources to calculate its NAV. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such pricing sources, technological issues, or otherwise.

Large Shareholder Risk. Certain large shareholders, including other funds advised by the Advisor, may from time to time own a substantial amount of the Fund’s shares. The actions by one shareholder or multiple shareholders may have an impact on the Fund and, therefore, indirectly on other shareholders. Shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net investment income and net realized capital gains, if any, thereby affecting the tax burden on the Fund’s shareholders subject to federal income tax. To the extent a larger shareholder (including, for example, an affiliated fund that operates as a fund-of-funds) is permitted to invest in the Fund, the Fund may experience large inflows or outflows of cash from time to time. This activity could magnify these adverse effects on the Fund.

You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

PAST PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad based index and to the Underlying Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance data for the Fund may be available online at etf.timothyplan.com or by calling (800) 846-7526.

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Year-by-year Annual Total Returns
(for calendar years ending on December 31)

BEST QUARTER	WorsT QUARTER
Jun-20	Mar-20
16.02%	-28.98%

Average Annual Total Returns
(for periods ending on December 31, 2023)

HIGH DIVIDEND STOCK ETF
	1 Year	3 Year	Inception*
Return before taxes	9.03%	11.08%	8.70%
Return after taxes on distributions (1)	8.43%	10.49%	8.08%
Return after taxes on distributions and sale of shares (1)	5.72%	8.59%	6.75%
Victory US Large Cap High Dividend Volatility Weighted BRI Index (2) (reflects no deduction for fees, expenses or taxes)	9.56%	11.70%	9.27%
Russell 1000 Value Index (3) (reflects no deduction for fees, expenses or taxes)	11.46%	8.86%	8.36%

*	April 29, 2019
(1)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2)

Victory US Large Cap High Dividend Volatility Weighted BRI Index is an unmanaged, volatility weighted index created by the Fund’s
Sub-Advisor. A volatility weighted index assigns percentage values to each security in the index based on the volatility of that security in the market. More volatile stocks have a lower weighting, and less volatile stocks are assigned a higher weighting. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

(3)

The Russell 1000© Value Index is a is a market-capitalization-weighted index that measures the performance of Russell1000® Index companies (which consists of the 1,000 largest U.S. companies based on total market capitalization) with lower price-to-book ratios and lower forecasted growth rates.

INVESTMENT ADVISOR

Timothy Partners, Ltd. has served as the Fund’s investment advisor since the Fund commenced operations on April 29, 2019.

SUB-ADVISOR

Victory Capital Management Inc. (“Victory Capital” or the “Sub-Advisor”) through its Victory Solutions team, has served as the Fund’s Sub-Advisor since the Fund commenced operations on April 29, 2019.

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PORTFOLIO MANAGERS

Mannik Dhillon is President of Victory Capital’s VictoryShares and Solutions platform and has been a Portfolio Manager of the Fund since it commenced operations on April 29, 2019.

Free Foutz is the Portfolio Implementation Manager for Victory Capital’s VictoryShares and Solutions platform and has been a Portfolio Manager of the Fund since it commenced operations on April 29, 2019.

PURCHASE AND SALE OF SHARES

The Fund issues and redeems Shares at their net asset value (NAV) only in large blocks (each block of Shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities by Authorized Participants (“APs”) that have entered into agreements with the Fund’s distributor. Individual Shares may only be purchased and sold through brokers in secondary market transactions on The New York Stock Exchange (the “Exchange”). Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Shares of the Fund will be listed for trading on the Exchange and will trade at market prices rather than NAV. Shares of the Fund may trade at a price that is greater than (a premium), at or less than (a discount) NAV.

Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”).

TAX INFORMATION

The Fund’s distributions generally are taxable as ordinary income, qualified dividend income or capital gains. A sale of Shares may result in capital gain or loss.

PAYMENT TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Shares through a broker-dealer or another financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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FUND SUMMARY

May 1, 2024

High Dividend Stock Enhanced ETF

INVESTMENT OBJECTIVE

The Fund seeks to provide investment results that track the performance of the Victory US Large Cap High Dividend Long/Cash Volatility Weighted BRI Index (the “Index”) before fees and expenses.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares (“Shares”) of the Fund. Investors may incur usual or customary brokerage commissions and other charges on their purchases and sales of Shares of the Fund in the secondary market, which are not reflected in the table or the example below.

SHAREHOLDER FEES

(fees paid directly from your investment)

none

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

MANAGEMENT FEES	0.52%
Acquired Fund Fees and Expenses	0.03%
Total Annual Operating Expenses(1)	0.55%

(1)	Total Annual Operating Expenses don’t agree to the Financial highlights due to acquired fund fees and expenses.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated and then sell or continue to hold all of your shares at the end of the period, (2) your investment has a 5% return each year, and (3) the Fund’s operating expenses remain the same. This Example does not take into account the brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based upon these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$56	$175	$305	$684

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PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover will generally indicate higher transaction costs resulting in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 209% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets directly or indirectly in the securities included in the Victory US Large Cap High Dividend Long/Cash Volatility Weighted BRI Index (the “Index” or the “Underlying Index”), an unmanaged, volatility weighted index created by the Sub-Advisor (the “Index Provider”). The Index Provider is not affiliated with the Fund or the Advisor.

The Index Provider combines fundamental criteria with individual security risk control achieved through volatility weighting of individual securities. In accordance with a rules-based mathematical formula, the Index tactically reduces its exposure to the equity markets during periods of significant market decline and reallocates to stocks when market prices have further declined or rebounded. The term “Long/Cash” in the Fund’s name refers to a feature of the Index that is designed to enhance risk-adjusted returns while attempting to minimize downside market risk through defensive positioning, as described below.

The Index is comprised of the highest 100 dividend yielding stocks included in the Victory US Large/Mid Cap Volatility Weighted BRI Index (“Parent Index”). The Parent Index universe begins with the stocks included in the Nasdaq Victory US Large Cap 500 Volatility Weighted Index, a volatility weighted index comprised of the 500 largest U.S. companies by market capitalization with positive earnings across the last twelve months.

The Fund’s Advisor provides the Sub-Advisor with the list of Excluded Securities that do not satisfy the Advisor’s proprietary BRI filtering criteria. The Index Provider then removes the Excluded Securities from the Parent Index.

The 100 highest dividend yielding stocks included in the Index are weighted based on their daily standard deviation (volatility) of daily price changes over the last 180 trading days. Stocks with lower volatility receive a higher weighting and stocks with higher volatility receive a lower weighting.

The Fund will not knowingly invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or non-biblical lifestyles. The Fund also reserves the right to exclude investments, in its best judgment, in other companies whose practices may not fall within the exclusions described above, but can be found offensive to basic, traditional Judeo-Christian values. In the event a company is subsequently discovered to be engaged in a prohibited practice, it will be liquidated at the next re-balancing.

The Index is reconstituted every April and October (based on information as of the prior month-end) and is adjusted to limit exposure to any particular sector to 25%. As of March 31, 2024, the Index had a market capitalization range from $679.9 million to $613.7 billion.

The Index utilizes the following index construction process designed to limit risk during periods of significant
(non-normal) market decline by reducing its exposure to the equity market by allocating a portion of the Index to cash or cash equivalents. Market decline is measured at month-end by reference to the Victory US Large Cap High Dividend Volatility Weighted BRI Index (“Reference Index”), which is composed of similar securities as the Index but without any allocation to cash or cash equivalents.

A “significant market decline” means a decline of 8% or more from the Reference Index’s all-time daily high closing value compared to its most recent month-end closing value, during which, the Index’s exposure to the equity market may be as low as 25% depending on the magnitude and duration of such decline.

During a period of significant market decline that is 8% or more but less than 16% (the “initial trigger point”), the Index will allocate 75% of the stocks included in the Index to cash or cash equivalents, with the remaining 25% consisting of stocks included in the Reference Index.

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The Index will reallocate all or a portion of its cash or cash equivalents to stocks when the Reference Index reaches certain additional trigger points, measured at a subsequent month-end, as follows:

●	The Index will return to being 100% allocated to stocks if the subsequent month-end closing value of the stocks in the Reference Index returns to a level that is less than the initial trigger point.

●

If the Reference Index declines by 16% or more but less than 24% from its all-time daily high closing value as measured at a subsequent month-end, the Index will reallocate an additional 25% to the stocks in the Reference Index at their current securities weightings and the Index will then be 50% allocated to stocks included in the Reference Index.

●

If the Reference Index declines by 24% or more but less than 32% from its all-time daily high closing value as measured at a subsequent month-end, the Index will reallocate another 25% to the stocks of the Reference Index at their current securities weighting and the Index will then be 75% allocated to stocks included in the Reference Index.

●

If the Reference Index declines by 32% or more from its all-time daily high closing value as measured at a subsequent month-end, the Index will reallocate the remaining 25% to the stocks in the Reference Index at their current securities weighting. At this point, the Index will be 100% allocated to stocks included in the Reference Index.

The Index will make any prescribed allocations to cash in accordance with the mathematical formula only at month end. In the event that it does, the Fund will experience higher portfolio turnover and incur additional transaction costs.

During any periods of significant market decline, when the Index’s exposure to the market is less than 100%, the Fund will invest the cash portion dictated by the Index in 30-day U.S. Treasury bills or in money market mutual funds that primarily invest in short-term U.S. Treasury obligations.

While the Fund generally seeks to track the returns of the Index before fees and expenses by employing a replication strategy that seeks to hold all the stocks in the Index, at times the Fund may pursue its investment objective by investing in the Index securities indirectly by investing all or a portion of its assets in another investment company advised by the Advisor, including an exchange-traded fund (“ETF”), that seeks to track the Index or the Reference Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Fixed Income Risk. The value of the Fund’s direct or indirect investments in fixed income securities changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

Large-Capitalization Stock Risk. The securities of large-sized companies may underperform the securities of smaller-sized companies or the market as a whole. The growth rate of larger, more established companies may lag those of smaller companies, especially during periods of economic expansion.

Mid-Capitalization Stock Risk. Mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Excluded Security Risk. Because the Index omits Excluded Securities, the Fund may be riskier than other funds that invest in a broader array of securities. BRI may not be successful. Because the Index is reconstituted only at prescribed times during the year, the Fund may temporarily hold securities that do not comply with the BRI filtering criteria if the application of the criteria or the nature of a company’s business changes in between these dates.

Index Risk. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of

FUND SUMMARIES
PROSPECTUS (ETFS) / 31

time or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

Equity Securities Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.

Stock Market Risk. Overall stock market risks may affect the value of the Fund. Domestic and International factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.

Investment Strategy Risk. The Fund’s dividend strategy may not be successful. Dividend paying stocks may fall out of favor relative to the overall market. In addition, the Index may not successfully identify companies that meet its objectives.

Index/Defensive Positioning Risk. Because the Index’s allocation to cash versus securities is determined at month-end, there is a risk that the Index, and thus the Fund, will not react to changes in market conditions that occur between reallocations or will react to a short-term market swing that occurs at month end. The Fund will incur transaction costs and potentially adverse tax consequences in the event the Index allocates to cash. There is no guarantee that the Index’s prescribed defensive strategy, if employed, will be successful in minimizing downside market risk.

Passive Investment Risk. The Fund is not actively managed, and the Sub-Advisor does not take defensive positions under any market conditions, including declining markets.

Calculation Methodology Risk. The Index relies on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, nor the Advisor can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or correct valuation of securities, nor can they guarantee the availability or timeliness of the production of an Index.

Tracking Error Risk. The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from its index. Tracking error may occur because of, among other reasons, differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.

Investment Company Risk. An investment company or similar vehicle (including an ETF) in which the Fund invests may not achieve its investment objective. Underlying investment vehicles are subject to investment Advisory and other expenses, which will be indirectly paid by the Fund. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.

Portfolio Turnover Risk. Higher portfolio turnover ratios resulting from additional purchases and sales of portfolio securities will generally result in higher transaction costs and Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

Exchange-Traded Fund (“ETF”) Structure Risk. The Fund is structured as an exchange-traded fund (“ETF”) and, as a result, is subject to special risks, including:

●

Not Individually Redeemable. The Fund’s shares are not individually redeemable and may be redeemed by the Fund at its net asset value per share (“NAV”) only in large blocks known as Creation Units. The Fund may incur brokerage costs purchasing enough shares to constitute a Creation Unit. Alternatively, the Fund may redeem your shares by selling them on the secondary market at prevailing market prices.

●	Trading Issues. Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the

FUND SUMMARIES
PROSPECTUS (ETFS) / 32

view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. There is no guarantee that an active secondary market will develop for the shares. In stressed market conditions, authorized participants may be unwilling to participate in the creation/redemption process, particularly if the market for shares becomes less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may lead to widening of bid-ask spreads and differences between the market price of the shares and the underlying value of those shares.

●

Market Price Variance Risk. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a bid-ask spread charged by the exchange specialists, market makers, or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly, particularly in times of market stress. This means that shares may trade at a premium or discount to NAV and bid-ask spreads may widen.

●

Authorized Participants Concentration Risk. A limited number of financial institutions may be responsible for all or a significant portion of the creation and redemption activity for the Fund. If these firms exit the business or are unable or unwilling to process creation and/or redemption orders, shares may trade at a premium or discount to NAV and bid-ask spreads may widen.

●

Tax-Efficiency Risk. Redemptions of shares may be effected for cash, rather than in kind, which means that the Fund may need to sell portfolio securities in order to complete an in-cash redemption, and may recognize net gains on these sales. As a result, investments in the shares may be less tax-efficient than investments in ETFs that redeem solely or principally in kind, and the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

Valuation Risk. The sale price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. The Fund relies on various sources to calculate its NAV. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such pricing sources, technological issues, or otherwise.

Large Shareholder Risk. Certain large shareholders, including other funds advised by the Advisor, may from time to time own a substantial amount of the Fund’s shares. The actions by one shareholder or multiple shareholders may have an impact on the Fund and, therefore, indirectly on other shareholders. Shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net investment income and net realized capital gains, if any, thereby affecting the tax burden on the Fund’s shareholders subject to federal income tax. To the extent a larger shareholder (including, for example, an affiliated fund that operates as a fund-of-funds) is permitted to invest in the Fund, the Fund may experience large inflows or outflows of cash from time to time. This activity could magnify these adverse effects on the Fund.

You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

PAST PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad based index and to the Underlying Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance data for the Fund may be available online at etf.timothyplan.com or by calling (800) 846-7526.

FUND SUMMARIES
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Year-by-year Annual Total Returns
(for calendar years ending on December 31)

BEST QUARTER	WorsT QUARTER
Dec-22	Jun-22
5.80%	-9.26%

Average Annual Total Returns
(for periods ending on December 31, 2023)

HIGH DIVIDEND STOCK ENHANCED ETF
	1 Year	Inception*
Return before taxes	-1.17%	-1.62%
Return after taxes on distributions (1)	-1.74%	-2.20%
Return after taxes on distributions and sale of shares (1)	-0.29%	-1.21%
Victory US Large Cap High Dividend Volatility Weighted BRI Index (2) (reflects no deduction for fees, expenses or taxes)	-1.26%	-1.46%
Russell 1000 Value Index (3) (reflects no deduction for fees, expenses or taxes)	11.46%	3.87%

*	July 28, 2021
(1)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2)

Victory US Large Cap High Dividend Volatility Weighted BRI Index is an unmanaged, volatility weighted index created by the Fund’s Sub-Advisor. A volatility weighted index assigns percentage values to each security in the index based on the volatility of that security in the market. More volatile stocks have a lower weighting, and less volatile stocks are assigned a higher weighting. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

(3)

The Russell 1000© Value Index is a is a market-capitalization-weighted index that measures the performance of Russell1000® Index companies (which consists of the 1,000 largest U.S. companies based on total market capitalization) with lower price-to-book ratios and lower forecasted growth rates.

INVESTMENT ADVISOR

Timothy Partners, Ltd. has served as the Fund’s investment advisor since the Fund commenced operations on July 28, 2021.

SUB-ADVISOR

Victory Capital Management Inc. (“Victory Capital” or the “Sub-Advisor”) through its Victory Solutions team, has served as the Fund’s Sub-Advisor since the Fund commenced operations on July 28, 2021.

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PROSPECTUS (ETFS) / 34

PORTFOLIO MANAGERS

Mannik Dhillon is President of Victory Capital’s VictoryShares and Solutions platform and has been a Portfolio Manager of the Fund since it commenced operations on July 28, 2021.

Free Foutz is the Portfolio Implementation Manager for Victory Capital’s VictoryShares and Solutions platform and has been a Portfolio Manager of the Fund since it commenced operations on July 28, 2021.

PURCHASE AND SALE OF SHARES

The Fund issues and redeems Shares at their net asset value (NAV) only in large blocks (each block of Shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities by Authorized Participants (“APs”) that have entered into agreements with the Fund’s distributor. Individual Shares may only be purchased and sold through brokers in secondary market transactions on The New York Stock Exchange (the “Exchange”). Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Shares of the Fund will be listed for trading on the Exchange and will trade at market prices rather than NAV. Shares of the Fund may trade at a price that is greater than (a premium), at or less than (a discount) NAV.

Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”).

TAX INFORMATION

The Fund’s distributions generally are taxable as ordinary income, qualified dividend income or capital gains. A sale of Shares may result in capital gain or loss.

PAYMENT TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Shares through a broker-dealer or another financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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PROSPECTUS (ETFS) / 35

FUND SUMMARY

May 1, 2024

International ETF

INVESTMENT OBJECTIVE

The Fund seeks to provide investment results that track the performance of the Victory International Volatility Weighted BRI Index before fees and expenses.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares (“Shares”) of the Fund. Investors may incur usual or customary brokerage commissions and other charges on their purchases and sales of Shares of the Fund in the secondary market, which are not reflected in the table or the example below.

SHAREHOLDER FEES

(fees paid directly from your investment)

none

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

MANAGEMENT FEES	0.62%
Total Annual Operating Expenses	0.62%

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated and then sell or continue to hold all of your shares at the end of the period, (2) your investment has a 5% return each year, and (3) the Fund’s operating expenses remain the same. This Example does not take into account the brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based upon these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$63	$199	$346	$774

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PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover will generally indicate higher transaction costs resulting in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal period, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets directly or indirectly in the securities included in the Victory International Volatility Weighted BRI Index (the “Index” or the “Underlying Index”), an unmanaged, volatility weighted index created by the Sub-Advisor (the “Index Provider”). The Index Provider is not affiliated with the Fund or the Advisor.

The Index Provider combines fundamental criteria with individual security risk control achieved through volatility weighting of individual securities, rather than traditional market cap weighting. Such methodology is sometimes referred to as “Smart Beta.” The Index follows a proprietary rules-based methodology, developed by the Sub-Advisor, to construct its constituent securities:

●

The Index universe begins with the stocks included in the Nasdaq Victory International Volatility Weighted Index, a volatility weighted index comprised of the 500 largest publicly traded foreign companies by market capitalization with positive earnings over the last twelve months.

●

The Fund’s Advisor provides the Sub-Advisor with the list of Excluded Securities that do not satisfy the Advisor’s proprietary BRI filtering criteria. The Index Provider then removes the Excluded Securities from the Index.

The Index considers foreign companies to be those that are organized or domiciled in a developed country (excluding the U.S. and emerging markets) and whose stock principally trades on a foreign exchange. Representative developed markets include Canada, France, Germany, Great Britain, Japan, Hong Kong and Australia.

The Index is reconstituted every April and October (based on information as of the prior month-end) and is adjusted to limit exposure to any particular country to 20% and any particular sector to 25%. As of March 31, 2024, the Index had a market capitalization range from $2.8 billion to $365.4 billion (in USD).

The Fund seeks to track the returns of the Index before fees and expenses by employing, under normal circumstances, a “sampling” process to invest in a representative sample of stocks included in the Index. The Fund’s portfolio managers select these stocks using a statistical optimization process designed to produce investment characteristics that closely approximate those of the Index.

The Fund will not knowingly invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or non-biblical lifestyles. The Fund also reserves the right to exclude investments, in its best judgment, in other companies whose practices may not fall within the exclusions described above, but can be found offensive to basic, traditional Judeo-Christian values. In the event a company is subsequently discovered to be engaged in a prohibited practice, it will be liquidated at the next re-balancing.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Foreign Securities Risk. Foreign securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. Foreign securities could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts.

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PROSPECTUS (ETFS) / 37

Depositary receipts may have additional risks, including creditworthiness of the depositary bank and the risk of an illiquid market. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment.

Excluded Security Risk. Because the Index omits Excluded Securities, the Fund may be riskier than other funds that invest in a broader array of securities. BRI may not be successful. Because the Index is reconstituted only at prescribed times during the year, the Fund may temporarily hold securities that do not comply with the BRI filtering criteria if the application of the criteria or the nature of a company’s business changes in between these dates.

Index Risk. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

Equity Securities Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.

Stock Market Risk. Overall stock market risks may affect the value of the Fund. Domestic and International factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.

Passive Investment Risk. The Fund is not actively managed, and the Sub-Advisor does not take defensive positions under any market conditions, including declining markets.

Calculation Methodology Risk. The Index relies on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, nor the Advisor can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or correct valuation of securities, nor can they guarantee the availability or timeliness of the production of an Index.

Tracking Error Risk. The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from its index. Tracking error may occur because of, among other reasons, differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.

Sampling Risk. The Fund’s use of a representative sampling approach, if used, could result in it holding a smaller number of securities than are in the Index. As a result, an adverse development with an issuer or a small number of issuers of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Exchange-Traded Fund (“ETF”) Structure Risk. The Fund is structured as an exchange-traded fund (“ETF”) and, as a result, is subject to special risks, including:

●

Not Individually Redeemable. The Fund’s shares are not individually redeemable and may be redeemed by the Fund at its net asset value per share (“NAV”) only in large blocks known as Creation Units. The Fund may incur brokerage costs

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PROSPECTUS (ETFS) / 38

purchasing enough shares to constitute a Creation Unit. Alternatively, the Fund may redeem your shares by selling them on the secondary market at prevailing market prices.

●

Trading Issues. Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. There is no guarantee that an active secondary market will develop for the shares. In stressed market conditions, authorized participants may be unwilling to participate in the creation/redemption process, particularly if the market for shares becomes less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may lead to widening of bid-ask spreads and differences between the market price of the shares and the underlying value of those shares.

●

Market Price Variance Risk. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a bid-ask spread charged by the exchange specialists, market makers, or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly, particularly in times of market stress. This means that shares may trade at a premium or discount to NAV and bid-ask spreads may widen.

●

International Closed Market Trading Risk. Many of the Fund’s underlying securities trade on foreign exchanges that are closed when the Exchange is open; consequently, events may transpire while such foreign exchanges are closed but the Exchange is open that may change the value of such underlying securities relative to their last quoted prices on such foreign exchanges.

●

Authorized Participants Concentration Risk. A limited number of financial institutions may be responsible for all or a significant portion of the creation and redemption activity for the Fund. If these firms exit the business or are unable or unwilling to process creation and/or redemption orders, shares may trade at a premium or discount to NAV and bid-ask spreads may widen.

●

Tax-Efficiency Risk. Redemptions of shares may be effected for cash, rather than in kind, which means that the Fund may need to sell portfolio securities in order to complete an in-cash redemption, and may recognize net gains on these sales. As a result, investments in the shares may be less tax-efficient than investments in ETFs that redeem solely or principally in kind, and the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

Valuation Risk. The sale price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. The Fund relies on various sources to calculate its NAV. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such pricing sources, technological issues, or otherwise.

Large Shareholder Risk. Certain large shareholders, including other funds advised by the Advisor, may from time to time own a substantial amount of the Fund’s shares. The actions by one shareholder or multiple shareholders may have an impact on the Fund and, therefore, indirectly on other shareholders. Shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net investment income and net realized capital gains, if any, thereby affecting the tax burden on the Fund’s shareholders subject to federal income tax. To the extent a larger shareholder (including, for example, an affiliated fund that operates as a fund-of-funds) is permitted to invest in the Fund, the Fund may experience large inflows or outflows of cash from time to time. This activity could magnify these adverse effects on the Fund.

You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

FUND SUMMARIES
PROSPECTUS (ETFS) / 39

PAST PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad based index and to the Underlying Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance data for the Fund may be available online at etf.timothyplan.com or by calling (800) 846-7526.

Year-by-year Annual Total Returns
(for calendar years ending on December 31)

BEST QUARTER	WorsT QUARTER
Dec-22	Mar-20
15.31%	-22.78%

Average Annual Total Returns
(for periods ending on December 31, 2023)

INTERNATIONAL ETF
	1 Year	3 Year	Inception*
Return before taxes	16.41%	1.83%	4.01%
Return after taxes on distributions (1)	16.11%	1.57%	3.71%
Return after taxes on distributions and sale of shares (1)	10.54%	1.71%	3.33%
Victory International Volatility Weighted BRI Index (2) (reflects no deduction for fees, expenses or taxes)	17.65%	2.41%	4.68%
Russell 1000 Value Index (3) (reflects no deduction for fees, expenses or taxes)	11.46%	8.86%	8.04%

*	December 2, 2019
(1)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2)

Victory International Volatility Weighted BRI Index is an unmanaged, volatility weighted index created by the Fund’s Sub-Advisor. A volatility weighted index assigns percentage values to each security in the index based on the volatility of that security in the market. More volatile stocks have a lower weighting, and less volatile stocks are assigned a higher weighting. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

(3)

MSCI EAFE Index (“Industry Benchmark”) is a free float-adjusted, market capitalization-weighted index that measures the performance of stocks in the developed markets, excluding the United States and Canada.

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INVESTMENT ADVISOR

Timothy Partners, Ltd. has served as the Fund’s investment advisor since the Fund commenced operations on December 2, 2019.

SUB-ADVISOR

Victory Capital Management Inc. (“Victory Capital” or the “Sub-Advisor”) through its Victory Solutions team, has served as the Fund’s Sub-Advisor since the Fund commenced operations on December 2, 2019.

PORTFOLIO MANAGERS

Mannik Dhillon is President of Victory Capital’s VictoryShares and Solutions platform and has been a Portfolio Manager of the Fund since it commenced operations on December 2, 2019.

Free Foutz is the Portfolio Implementation Manager for Victory Capital’s VictoryShares and Solutions platform and has been a Portfolio Manager of the Fund since it commenced operations on December 2, 2019.

PURCHASE AND SALE OF SHARES

The Fund issues and redeems Shares at their net asset value (NAV) only in large blocks (each block of Shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities by Authorized Participants (“APs”) that have entered into agreements with the Fund’s distributor. Individual Shares may only be purchased and sold through brokers in secondary market transactions on The New York Stock Exchange (the “Exchange”). Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Shares of the Fund will be listed for trading on the Exchange and will trade at market prices rather than NAV. Shares of the Fund may trade at a price that is greater than (a premium), at or less than (a discount) NAV.

Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”).

TAX INFORMATION

The Fund’s distributions generally are taxable as ordinary income, qualified dividend income or capital gains. A sale of Shares may result in capital gain or loss.

PAYMENT TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Shares through a broker-dealer or another financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARIES
PROSPECTUS (ETFS) / 41

FUND SUMMARY

May 1, 2024

Market Neutral ETF

INVESTMENT OBJECTIVE

The Fund investment objective is high current income and low correlation to stocks and bonds. Low correlation means limiting exposure to stock market risk.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares (“Shares”) of the Fund. Investors may incur usual or customary brokerage commissions and other charges on their purchases and sales of Shares of the Fund in the secondary market, which are not reflected in the table or the example below.

SHAREHOLDER FEES

(fees paid directly from your investment)

none

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

MANAGEMENT FEES	0.65%
Total Annual Operating Expenses	0.65%

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated and then sell or continue to hold all of your shares at the end of the period, (2) your investment has a 5% return each year, and (3) the Fund’s operating expenses remain the same. This Example does not take into account the brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based upon these assumptions, your costs would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$66	$208	$362	$810

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PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover will generally indicate higher transaction costs resulting in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal period, the Fund’s portfolio turnover rate was 112% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objective by implementing a proprietary, “market neutral” investment strategy designed to seek income from its investments while maintaining a low correlation to the foreign and domestic equity and bond markets. The Fund will be actively managed, meaning that the Sub-Advisor may make changes to the Fund’s portfolio at any time.

A Market Neutral strategy seeks to generate returns that are independent and uncorrelated to the market action of equity and fixed income markets. It accomplishes this by seeking to minimize or eliminate beta (the portfolio’s volatility in relation to movements in the market). The Timothy Plan Market Neutral ETF seeks to neutralize the equity market exposure (beta) from its long positions in dividend paying stocks as closely/completely as practicable using offsetting long and short positions in broad equity index futures. The primary component of residual return (i.e., the return after attempting to neutralize stock performance) is designed to be the income derived from those dividend paying stocks.

While generally the Fund’s investments will be broadly invested over a number of sectors, it is possible that the Fund’s investment strategy may result in an emphasis on certain sectors or sub-sectors of the market at any given time.

The Fund seeks both high income and low correlation to stocks and bonds. Inherent in the low correlation to stocks, the Fund seeks to minimize the volatility associated with investing in stocks.

The Fund uses a multi-strategy approach. First, it seeks income from long positions in foreign and domestic dividend producing equity securities of any market capitalization size that satisfy the Advisor’s proprietary BRI filtering criteria. Second, the Fund seeks to offset market risk by selling short high-correlating equity index futures contracts*, such as the S&P 500® Index, or Russell 2000®, or exchange-traded funds (“ETFs”) that track such indexes.

The Fund may own foreign currency denominated equities which trade on foreign exchanges. The Fund may also own depository receipts (i.e., ADRs, GDRs). In order to facilitate and by way of investment in these securities, the Fund may own foreign currency as well.

The Fund seeks to offset the remaining market risk by investing in long futures positions in the Nasdaq-100 Index and short futures positions in the S&P 500® Index, or use similar strategies the Sub-Advisor deems appropriate and necessary under current market conditions.

As an alternative to investing directly in equity securities, the Fund can invest in them indirectly by investing in one or more investment companies (including ETFs) advised by the Sub-Advisor that are designed to track the Victory High Dividend Volatility Weighted BRI Index. The Victory US High Dividend Volatility Weighted BRI Index (the “Index”), is an unmanaged, volatility weighted index created by the Sub-Advisor (the “Index Provider”). The Index Provider is not affiliated with the Fund or the Advisor.

The Index Provider combines fundamental criteria with individual security risk control achieved through volatility weighting of individual securities, rather than traditional market-cap weighting. Such a methodology is sometimes referred to as “Smart Beta.” The Index follows a proprietary rules-based methodology, developed by the Fund’s Sub-Advisor, to construct its constituent securities.

The Fund will not knowingly invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or

*

Futures contracts are based on the value of the index to which they relate and do not invest in the individual securities that make up the particular index. Even though index futures don’t actually buy securities, the index upon which they are based includes and tracks Excluded Securities.

FUND SUMMARIES
PROSPECTUS (ETFS) / 43

non-biblical lifestyles. In the event a company is subsequently discovered to be engaged in a prohibited practice, it will be liquidated at the next re-balancing. In the event a company is subsequently discovered to be engaged in a prohibited practice, it will be liquidated as soon as reasonably practical.

The Fund will not invest in non-affiliated investment company shares.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Smaller-Capitalization Stock Risk. Small- and mid-capitalization companies are subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss. Smaller companies may have limited markets, product lines, or financial resources and lack management experience and may experience higher failure rates than larger companies.

Large-Capitalization Stock Risk. The securities of large-sized companies may underperform the securities of smaller-sized companies or the market as a whole. The growth rate of larger, more established companies may lag those of smaller companies, especially during periods of economic expansion.

Foreign Securities Risk. Foreign securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. Foreign securities could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Depositary receipts may have additional risks, including creditworthiness of the depositary bank and the risk of an illiquid market. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment.

BRI Excluded Securities Risk. Because the Fund may not invest in BRI filtered Excluded Securities, the Fund may be riskier than other funds that invest in a broader array of securities. BRI screening may not assist the Fund to achieve its investment objectives.

Price Risk. ETF market prices may deviate from the BRI Excluded Security Risk. Because the Fund may not invest in BRI filtered Excluded Securities, the Fund may be riskier than other funds that invest in a broader array of securities. BRI screening may not assist the Fund to achieve its investment objectives.

Active Market Risk. An active trading market for the Fund’s shares may not develop or be maintained. In times of market stress, market makers and/or Authorized Participants may step away from their roles, which may result in wider bid/ask spreads and variances between the market price of the Fund’s shares and the underlying value of those shares.

Liquidity Risk. In stressed market conditions, the market for the Fund’s shares may become less liquid.

Equity Securities Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.

Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

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Stock Market Risk. Overall stock market risks may affect the value of the Fund. Domestic and International factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.

Investment Style Risk. Different types of investment styles, for example growth or value, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, the Fund’s performance may at times be worse than the performance of other funds that invest more broadly or that have different investment styles.

Derivatives Risk. Derivative instruments and strategies, including futures and selling securities short, may not perfectly replicate direct investment in the security. Derivatives also entail exposure to counterparty credit risk, the risk of mispricing or improper valuation, and the risk that small price movements can result in substantial gains or losses.

●

Futures Contracts Risk. The Fund’s use of futures contracts exposes the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not be perfect substitutes for securities.

●

Hedging Risk. Hedging is a strategy in which the Fund uses a derivative to offset the risks associated with other Fund holdings. There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The Fund is not required to use hedging and may choose not to do so.

●

Leverage Risk. Using futures contracts to increase the Fund’s combined long and short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

Investment Company Risk. An investment company or similar vehicle (including an ETF) in which the Fund invests may not achieve its investment objective. Underlying investment vehicles are subject to investment Advisory and other expenses, which will be indirectly paid by the Fund. A lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.

Management Risk. The portfolio manager may not execute the Fund’s principal investment strategy effectively. Please see “The Sub-Advisor” section of the prospectus for a discussion of the Sub-Advisor’s experience in managing funds.

Calculation Methodology Risk. The Index relies on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, nor the Advisor can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or correct valuation of securities, nor can they guarantee the availability or timeliness of the production of an Index.

Exchange-Traded Fund (“ETF”) Structure Risk. The Fund is structured as an exchange-traded fund (“ETF”) and, as a result, is subject to special risks, including:

●

Not Individually Redeemable. The Fund’s shares are not individually redeemable and may be redeemed by the Fund at its net asset value per share (“NAV”) only in large blocks known as Creation Units. The Fund may incur brokerage costs purchasing enough shares to constitute a Creation Unit. Alternatively, the Fund may redeem your shares by selling them on the secondary market at prevailing market prices.

●

Trading Issues. Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. There is no guarantee that an active secondary market will develop for the shares. In stressed market conditions, authorized participants may be unwilling to participate in the creation/redemption process, particularly if the market for shares becomes less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may lead to widening of bid-ask spreads and differences between the market price of the shares and the underlying value of those shares.

●

Market Price Variance Risk. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a bid-ask spread charged by the exchange specialists, market makers, or other participants that trade the particular security. There may be times when the market price and the NAV vary

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significantly, particularly in times of market stress. This means that shares may trade at a premium or discount to NAV and bid-ask spreads may widen.

●

International Closed Market Trading Risk. Many of the Fund’s underlying securities trade on foreign exchanges that are closed when the Exchange is open; consequently, events may transpire while such foreign exchanges are closed but the Exchange is open that may change the value of such underlying securities relative to their last quoted prices on such foreign exchanges

●

Authorized Participants Concentration Risk. A limited number of financial institutions may be responsible for all or a significant portion of the creation and redemption activity for the Fund. If these firms exit the business or are unable or unwilling to process creation and/or redemption orders, shares may trade at a premium or discount to NAV and bid-ask spreads may widen.

●

Tax-Efficiency Risk. Redemptions of shares may be effected for cash, rather than in kind, which means that the Fund may need to sell portfolio securities in order to complete an in-cash redemption, and may recognize net gains on these sales. As a result, investments in the shares may be less tax-efficient than investments in ETFs that redeem solely or principally in kind, and the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

Valuation Risk. The sale price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. The Fund relies on various sources to calculate its NAV. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such pricing sources, technological issues, or otherwise.

Large Shareholder Risk. Certain large shareholders, including other funds advised by the Advisor, may from time to time own a substantial amount of the Fund’s shares. The actions by one shareholder or multiple shareholders may have an impact on the Fund and, therefore, indirectly on other shareholders. Shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net investment income and net realized capital gains, if any, thereby affecting the tax burden on the Fund’s shareholders subject to federal income tax. To the extent a larger shareholder (including, for example, an affiliated fund that operates as a fund-of-funds) is permitted to invest in the Fund, the Fund may experience large inflows or outflows of cash from time to time. This activity could magnify these adverse effects on the Fund.

You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

PAST PERFORMANCE

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus (the Fund commenced trading on January 24, 2024). When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

Performance data for the Fund may be available online at etf.timothyplan.com or by calling (800) 846-7526.

INVESTMENT ADVISOR

Timothy Partners, Ltd. has served as the Fund’s investment Advisor since the Fund commenced operations in January 2023.

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PROSPECTUS (ETFS) / 46

SUB-ADVISOR

Victory Capital Management Inc. (“Victory Capital” or the “Sub-Advisor”) through its Victory Solutions team, has served as the Fund’s Sub-Advisor since the Fund commenced operations in January 2023.

PORTFOLIO MANAGERS

Mannik Dhillon is President of Victory Capital’s VictoryShares and Solutions platform and has been a Portfolio Manager of the Fund since it commenced operations in January 2023.

Lance Humphrey, CFA, is a Senior Portfolio Manager for Victory Capital’s VictoryShares and has been a Portfolio Manager of the Fund since it commenced operations in January 2023.

Scott Kefer, CFA, is a Senior Portfolio Manager for Victory Capital’s VictoryShares and has been a Portfolio Manager of the Fund since it commenced operations in January 2023.

Free Foutz is the Portfolio Implementation Manager for Victory Capital’s VictoryShares and Solutions platform and has been a Portfolio Manager of the Fund since it commenced operations in January 2023. The portfolio manager may not execute the Fund’s principal investment strategy effectively. Please see “The Sub-Advisor” section on pg. 15 of the prospectus for a discussion of the Sub-Advisor’s experience in managing funds.

PURCHASE AND SALE OF SHARES

The Fund issues and redeems Shares at their net asset value (NAV) only in large blocks (each block of Shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities by Authorized Participants (“APs”) that have entered into agreements with the Fund’s distributor. Individual Shares may only be purchased and sold through brokers in secondary market transactions on The New York Stock Exchange (the “Exchange”). Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Shares of the Fund will be listed for trading on the Exchange and will trade at market prices rather than NAV. Shares of the Fund may trade at a price that is greater than (a premium), at, or less than (a discount) NAV.

Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”).

TAX INFORMATION

The Fund’s distributions generally are taxable as ordinary income, qualified dividend income or capital gains. A sale of Shares may result in capital gain or loss.

PAYMENT TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Shares through a broker-dealer or another financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Section 2 | Additional Fund Information

The Timothy Plan US Small Cap Core ETF (“Small Cap Fund”), Timothy Plan US Large/Mid Cap Core ETF (“Large/Mid Cap Fund”), Timothy Plan High Dividend Stock ETF (“High Dividend Fund”), Timothy Plan International ETF (“International Fund”), collectively referred to as the “Volatility Weighted Index Funds,” and Timothy Plan US Large/Mid Cap Core Enhanced ETF (“Large/Mid Enhanced Fund”), Timothy Plan High Dividend Stock Enhanced ETF (“High Dividend Enhanced Fund”), collectively referred to as the “Enhanced Funds,” and Timothy Plan Market Neutral Fund (“Market Neutral Fund”) are each organized as an exchange-traded fund (“ETF”), each having distinct investment management objectives, strategies, risks, and policies.

This section describes additional information about the principal investment strategies that the Funds will use under normal market conditions to pursue their investment objectives, as well as any secondary strategies the Funds may use, and the related risks. This Prospectus does not attempt to describe all of the various investment techniques and types of investments that the Sub-Advisor may use in managing the Funds. The Funds’ Statement of Additional Information (“SAI”) includes more information about the Funds, their investments, and the related risks. Information about each Fund’s principal investment strategy is provided in the summary section for the Fund. Below is additional information, describing in greater detail the principal investment strategies, including the practices and methodologies that the Sub-Advisor utilizes in pursuing each Fund’s investment objective and principal investment strategy, as well as each Fund’s principal investment risks.

Each Fund is an ETF. ETFs are funds that trade like other publicly traded securities. Each Fund (other than the Market Neutral Fund) is designed to track an index. Similar to shares of an index mutual fund, each share of a Fund (other than the Market Neutral Fund) represents an ownership interest in an underlying portfolio of securities and other instruments intended to track a market index. Unlike shares of a mutual fund, which can be bought and redeemed from the issuing fund by all shareholders at a price based on NAV, shares of a Fund may be purchased or redeemed directly from the Fund at NAV solely by Authorized Participants and only in Creation Unit increments. Also unlike shares of a mutual fund, shares of a Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

For a more complete discussion of these matters, please consult the Statement of Additional Information, which is available by calling (800) 846-7526 or by visiting Timothy Plan’s website at etf.timothyplan.com.

Additional Information about the Funds

(Other Than the Market Neutral Fund)

In managing the Funds, the Sub-Advisor uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. The Funds do not try to outperform their indexes. Under normal market conditions, each Fund pursues its investment objective by seeking to track the price and yield performance, before fees and expenses, of a particular index (“Index” or “Underlying Index”).

Each Fund generally seeks to track the returns of its underlying index before fees and expenses by employing a replication strategy that seeks to hold all the stocks in its respective index. Each Fund may exclude or sell an investment that it believes is illiquid or has been impaired by financial conditions or other extraordinary events.

The Sub-Advisor expects that, over time, the correlation between a Fund’s performance and that of its Index, before fees and expenses, will be 95% or better. A number of factors may affect a Fund’s ability to achieve a high degree of correlation with its Index, and there can be no guarantee that a Fund will achieve a high degree of correlation. The Sub-Advisor monitors each Fund on an ongoing basis, and makes adjustments to its portfolio, as necessary, to minimize tracking error and to maintain liquidity.

For cash management purposes, a Fund is permitted to hold all or a portion of its assets in cash, index futures, short-term money market instruments or shares of other investment companies, including money market funds. To the extent that it does so, the Fund may not benefit from any upswing in the market, cause the Fund to fail to meet its investment objective and increase the Fund’s expenses. At times, the Sub-Advisor may invest all or a portion of a Fund’s assets in another

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investment company advised by it, including an ETF, that seeks to track the same Index as the Fund or a similar index, such as a Reference Index. The Sub-Advisor may choose to do so, for example, when holding such other investment company would be more efficient than investing directly in the individual constituent securities of the Index.

Each Fund’s investment objective and policy to invest at least 80% of its assets in the securities of its underlying index are non-fundamental and may be changed by the Board of Trustees without shareholder approval upon at least 60 days’ written notice to shareholders. For purposes of a Fund’s 80% investment policy, assets means the Fund’s net assets plus the amount of any borrowings for investment purposes, exclusive of collateral held from securities lending. Any derivatives counted towards a Fund’s 80% policy will be valued at market value.

The following section describes additional information about the principal investment strategy that the Funds will use under normal conditions to pursue their investment objectives.

Additional Information about the International Fund

The Index Provider for the Indexes underlying the International Fund determines whether an issuer is located in a particular country by reference to the Index methodology. In general, the Index Provider determines the country classification of a company by the company’s country of incorporation and the primary listing of its securities. If these countries are different, the Index Provider performs additional analysis to determine the company’s country classification. The Index Provider considers a set of criteria, including: (1) the security’s secondary listings if any; (2) the geographic distribution of the company’s shareholder base; (3) the location of its headquarters; (4) the geographic distribution of its operations (in terms of assets and revenues); (5) the company’s history, and (6) the country in which investors consider the company to be most appropriately classified.

Additional Information about the Enhanced Funds

During any periods of significant market decline, when an Enhanced Fund’s underlying Index is less than 100% exposed to the market, the cash portion of the Index will be invested in 30-day U.S. Treasury bills or in money market mutual funds that primarily invest in short-term U.S. Treasury obligations.

Additional Information about the Market Neutral Fund

The Sub-Advisor pursues the Fund’s investment objective by implementing a proprietary, “market neutral” investment strategy designed to seek income from its investments while maintaining a low correlation to the foreign and domestic equity and bond markets. Because of the Fund’s market neutral strategy, the Fund’s overall price movements are not expected to correlate with the general stock market’s price movements. In other words, the Fund is designed to have returns that are independent of the returns and direction of the general foreign and domestic equity and bond markets.

The Fund’s investment objective is a non-fundamental policy and may be changed, without shareholder approval, by the Board of Trustees upon 60 days’ written notice to shareholders.

Investments

The following describes the types of securities each Fund (except the International Fund) may purchase under normal market conditions to achieve its principal investment strategies.

U.S. Equity Securities. Can include common stock, preferred stock, and securities that are convertible or exchangeable into common stock of U.S. corporations.

The following describes the additional types of securities the International Fund and Market Neutral Fund may purchase under normal market conditions to achieve its principal investment strategy.

Equity Securities of Foreign Companies. Can include common stock and convertible preferred stock of non-U.S. corporations. Also may include American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), which are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

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PROSPECTUS (ETFS) / 49

The following describes the additional types of securities an Enhanced Fund may purchase under normal market conditions to achieve its principal investment strategy.

U.S. Government Securities. Notes and bonds issued or guaranteed by the U.S. government, its agencies or instrumentalities. Some are direct obligations of the U.S. Treasury; others are obligations only of the U.S. agency or instrumentality. There is no guarantee that the U.S. government will provide support to U.S. agencies or instrumentalities if they are unable to meet their obligations.

The following describes additional types of securities the Market Neutral Fund may purchase under normal market conditions to achieve its principal investment strategy.

Derivatives. Derivative instruments are financial contracts whose value is based on an underlying security or asset, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including credit default swap contracts, swaps, futures contracts (both short and long positions), options on futures contracts, and forward currency exchange contracts. The Fund may use derivatives for hedging (attempting to reduce risk by offsetting one investment position with another), for cash management (attempting to remain fully invested while maintaining liquidity), for managing certain risks (such as yield curve exposure, interest rate risk or credit risk), to generate income, to gain exposure to an investment in a manner other than investing in the asset directly or for any other permissible purpose. Hedging may relate to a specific investment, a group of investments, or the Fund’s portfolio as a whole. Currently, some swaps may be negotiated bilaterally and others may be subject to mandatory clearing and exchange trading requirements. These requirements may decrease counterparty exposure and increase liquidity, but will not make swap transactions risk free.

Investment Companies. The Fund may invest in securities of other investment companies, including ETFs, if those companies invest in securities consistent with the Fund’s investment objective and policies. ETFs are investment companies the shares of which are bought and sold on a securities exchange. U.S. Equity Securities can include common stock, preferred stock, and securities that are convertible or exchangeable into common stock of U.S. corporations.

Additional Fund Strategies

The Sub-Advisor may use several types of investments and investment techniques in pursuing the Funds’ overall investment objective which the Sub-Advisor does not consider to be a part of a Fund’s principal investment strategies.

Additional types of securities and strategies that the Funds may utilize are included in the Funds’ SAI.

Principal Risk Factors

The following describes the principal risks that you may assume as an investor in a Fund. These risks could adversely affect the net asset value, total return, and the value of a Fund and your investment. The risk descriptions below provide a more detailed explanation of the principal investment risks that correspond to the risks described in the Fund Summary section of this Prospectus.

There is no assurance that a Fund will achieve its investment objective. Each Fund’s share price will fluctuate with changes in the market value of its portfolio investments. When you sell your Fund shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in the Funds. A Fund, by itself, is not intended to be a complete investment program.

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PRINCIPAL RISK FACTORS	SMALL CAP CORE	LARGE / MID CAP CORE	LARGE / MID CAP CORE ENHANCED	HIGH DIVIDEND STOCK	HIGH DIVIDEND STOCK ENHANCED	INTERNATIONAL	MARKET NEUTRAL
Active Market Risk							X
Authorized Participants Concentration Risk	X	X	X	X	X	X	X
BRI Excluded Securities Risk							X
Calculation Methodology Risk	X	X	X	X	X	X	X
Derivatives Risk							X
Equity Securities Risk	X	X	X	X	X	X	X
Exchange-Traded Fund (“ETF”) Structure Risk	X	X	X	X	X	X	X
Excluded Security Risk	X	X	X	X	X	X
Fixed Income Risk			X		X
Foreign Investing Risk						X	X
Index Risk	X	X	X	X	X	X
Index/Defensive Positioning Risk			X		X
International Closed Market Trading Risk						X	X
Investment Company Risk			X		X		X
Investment Strategy Risk				X	X
Investment Style Risk							X
Large-Capitalization Stock Risk		X	X	X	X		X
Large Shareholder Risk	X	X	X	X	X	X	X
Leverage Risk							X
Liquidity Risk	X						X
Management Risk							X
Market Price Variance Risk	X	X	X	X	X	X	X
Mid-Capitalization Stock Risk		X	X	X	X
Not Individually Redeemable	X	X	X	X	X	X	X
Passive Investment Risk	X	X	X	X	X	X
Portfolio Turnover Risk			X		X
Price Risk							X
Sampling Risk						X
Sector Risk							X
Small Company Risk	X
Smaller-Capitalization Risk							X
Stock Market Risk	X	X	X	X	X	X	X
Tax-Efficiency Risk	X	X	X	X	X	X	X
Tracking Error Risk	X	X	X	X	X	X
Trading Issues	X	X	X	X	X	X	X
Valuation Risk	X	X	X	X	X	X	X

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Active Market Risk. An active trading market for the Fund’s shares may not develop or be maintained. In times of market stress, market makers and/or Authorized Participants may step away from their roles, which may result in wider bid/ask spreads and variances between the market price of the Fund’s shares and the underlying value of those shares.

Authorized Participants Concentration Risk. (See Exchange-Traded Fund (“ETF”) Structure Risk.)

BRI Excluded Securities Risk. Because the Fund may not invest in BRI filtered Excluded Securities, the Fund may be riskier than other funds that invest in a broader array of securities. BRI screening may not assist the Fund to achieve its investment objectives.

Calculation Methodology Risk. A Fund’s index relies on various sources of information to assess the criteria of issuers included in the index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, nor the Advisor can offer assurances that an index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the index. Errors in index data, index computations or the construction of the index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on a Fund and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause an index to vary from its normal or expected composition.

Derivatives Risk. The use of index futures contracts is subject to the risk that small price movements can result in substantial gains or losses. Derivatives also entail exposure to counterparty risk, the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant securities, assets, or indices. The use of derivatives could expose a Fund to the effects of leverage causing the Fund to lose more money than it invested. There is no guarantee that derivatives activities will be employed or that they will work, and their use could lower returns or even result in losses to a Fund. Derivatives also may be harder to value, less tax-efficient, and subject to changing government regulation that could impact a Fund’s ability to use certain derivatives or their cost. The use of derivatives may cause the Fund to incur losses greater than those that would have occurred had derivatives not been used.

●

Futures Contracts Risk. The Fund’s use of futures contracts exposes the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not be perfect substitutes for securities.

●

Hedging Risk. Hedging is a strategy in which the Fund uses a derivative to offset the risks associated with other Fund holdings. There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The Fund is not required to use hedging and may choose not to do so.

●

Leverage Risk. Using futures contracts to increase the Fund’s combined long and short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

Equity Securities Risk. The market prices of equity securities, which may include common stocks and other stock-related securities such as preferred stocks, convertible securities and rights and warrants, may fluctuate, sometimes rapidly or unpredictably. A Fund may continue to accept new subscriptions and to make additional investments in equity securities even under general market conditions that a Fund’s investment team views as unfavorable for equity securities. The value of a security may decline for reasons that directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services or due to general market conditions, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally.

Unlike debt securities, which have preference to a company’s assets in case of liquidation, common stock, are entitled to the residual value after the company meets its other obligations. Unlike common stock, preferred stock generally pays a fixed dividend from a company’s earnings and may have a preference over common stock on the distribution of a company’s assets in the event of bankruptcy or liquidation. Preferred stockholders’ liquidation rights are subordinate to the company’s debt holders and creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive and the price of preferred stocks may decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. Convertible securities may gain or lose value due to changes in the issuer’s operating results, financial condition, credit rating and changes in interest rates and other general economic, industry and market conditions.

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Exchange-Traded Fund (“ETF”) Structure Risk. Each Fund is structured as an ETF, and as a result, is subject to special risks, including:

●

Not Individually Redeemable — The Fund’s shares are not individually redeemable and may be redeemed by the Fund at its net asset value per share (“NAV”) only in large blocks known as Creation Units. The Fund may incur brokerage costs purchasing enough shares to constitute a Creation Unit. Alternatively, the Fund may redeem your shares by selling them on the secondary market at prevailing market prices.

●

Trading Issues — Trading in shares on the exchange operated by the New York Stock Exchange (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. There is no guarantee that an active secondary market will develop for the shares. In stressed market conditions, authorized participants may be unwilling to participate in the creation/redemption process, particularly if the market for shares becomes less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may lead to widening of bid-ask spreads and differences between the market price of the shares and the underlying value of those shares.

●

Market Price Variance Risk — The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a bid-ask spread charged by the exchange specialists, market makers, or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly, particularly in times of market stress. This means that shares may trade at a premium or discount to NAV and bid-ask spreads may widen.

●

International Closed Market Trading Risk — The Fund’s underlying securities may trade on foreign exchanges that are closed when the Exchange is open; consequently, events may transpire while such foreign exchanges are closed but the Exchange is open that may change the value of such underlying securities relative to their last quoted prices on such foreign exchanges.

●

Authorized Participants Concentration Risk — A limited number of financial institutions may be responsible for all or a significant portion of the creation and redemption activity for the Fund. If these firms exit the business or are unable or unwilling to process creation and/or redemption orders, shares may trade at a premium or discount to NAV and bid-ask spreads may widen.

●

Tax-Efficiency Risk — Redemptions of shares may be effected for cash, rather than in kind, which means that the Fund may need to sell portfolio securities in order to complete an in-cash redemption, and may recognize net gains on these sales. As a result, investments in the shares may be less tax-efficient than investments in ETFs that redeem solely or principally in kind, and the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

Excluded Security Risk. Timothy Plan believes that it has a responsibility to invest in a moral and ethical manner. Accordingly, our ETFs do not invest in companies that are involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises or which are involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or non-biblical lifestyles. Securities issued by companies engaged in these prohibited activities are excluded from the ETF portfolios and are referred to throughout this Prospectus as “Excluded Securities”. TPL utilizes an affiliated company to conduct its research, and consults a number of Christian ministries on these issues. The Indices upon which the Funds are based are designed to omit Excluded Securities. However, each index is rebalanced only twice each year. Because the Index omits Excluded Securities, the Fund may be riskier than other funds that invest in a broader array of securities. There is a risk that the Fund’s use of BRI screening may result in lower returns than if the screening process were not employed, and BRI screening may not assist the Fund to achieve its investment objectives.

Fixed Income Risk. The value of direct or indirect investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. On the other hand, if rates fall, the value of the fixed income securities generally increases. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Due to recent events in the fixed income markets, including the potential impact of the Federal Reserve Board ending its quantitative easing program and raising the federal funds rate, the Fund may be subject to heightened interest rate risk as a result of a rise or increased volatility in interest rates. The value of direct or indirect investments in fixed income securities may be affected by the inability of issuers to repay principal and interest or illiquidity in debt securities markets.

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Foreign Investing Risk. Foreign investing risk is the possibility that the value of a Fund’s investments in foreign companies, or securities of companies with significant business operations outside of the U.S., will decrease because of currency exchange-rate fluctuations; foreign market illiquidity; emerging-market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; less publicly available information about foreign issuers; difficulties in obtaining legal judgments; and foreign withholding taxes, among other challenges on non-U.S. investments. Foreign investing may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies or companies primarily with domestic operations. Foreign investments may be more difficult to value than U.S. securities. Risks that require additional consideration are:

●

Currency Risk — Investments in foreign currencies and in securities that trade in, or receive revenues in, or in derivatives that provide exposure to, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates; intervention (or the failure to intervene) by governments, central banks or supranational entities; the imposition of currency controls; or other political developments in the United States or abroad.

●

Depositary Receipts Risk — Foreign securities may trade in the form of depositary receipts, which include ADRs and GDRs (collectively Depositary Receipts). To the extent a Fund acquires Depositary Receipts through banks that do not have a contractual relationship with the foreign issuer of the security underlying the Depositary Receipts to issue and service such unsponsored Depositary Receipts, a Fund may not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. Investment in Depositary Receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of Depositary Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depositary Receipts and the underlying securities are quoted.

●	Political Risk — Political risk includes a greater potential for coups d’état, revolts, and expropriation by governmental organizations.

●

European Economic Risk — On January 31, 2020, the United Kingdom (“UK”) left the European Union (“EU”), commonly referred to as “Brexit.” The impact of Brexit is so far uncertain. The effect on the UK’s economy will likely depend on the ongoing nature of trade relations with the EU. Brexit may cause increased volatility and may have a significant adverse impact for some time on business activity, world financial markets, International trade agreements, the UK and European economies and the broader global economy.

As a result of the recent military intervention by Russia in Ukraine, the United States and many other countries have imposed sanctions on Russia and certain Russian individuals, banks, and corporations. The ongoing hostilities and resulting sanctions could have a severe adverse effect on the region’s economies and more globally, including significant negative impact on markets for certain securities and commodities, such as oil and natural gas. Russia’s cessation of trading on its securities markets in effect as of the date hereof, and any future cessations, could impact the value and liquidity of certain portfolio holdings, among other things. The extent and duration of military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial and prolonged.

Futures Contracts Risk. (See Derivatives Risk.)

Hedging Risk. (See Derivatives Risk.)

Index Risk. The Fund seeks to achieve a return that corresponds generally to the price and yield performance, before fees and expenses, of the Underlying Index as published by the Index Provider. There is no assurance that the Index Provider or any agents that may act on its behalf will compile the Underlying Index accurately, or that the Underlying Index will be determined, composed or calculated accurately. While the Index Provider provides descriptions of what the Underlying Index is designed to achieve, neither the Index Provider nor its agents provide any warranty or accept any liability in relation to the quality, accuracy or completeness of the Underlying Index or its related data, and they do not guarantee that the Underlying Index will be in line with the Index Provider’s methodology. The Funds’ mandate as described in this Prospectus is to manage the Funds consistently with the Underlying Index provided by the Index Provider to the Fund. The Fund does not provide any warranty or guarantee against the Index Provider’s or any agent’s errors. Errors in respect of the quality, accuracy and completeness of the data used to compile the Underlying Index may occur from time to time and

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may not be identified and corrected by the Index Provider for a period of time or at all, particularly where the indices are less commonly used as benchmarks by funds or managers. Such errors may negatively or positively impact the Fund and its shareholders. For example, during a period where the Underlying Index contains incorrect constituents, the Fund would have market exposure to such constituents and would be underexposed to the Underlying Index’s other constituents. Shareholders should understand that any gains from Index Provider errors will be kept by the Fund and its shareholders and any losses or costs resulting from Index Provider errors will be borne by the Fund and its shareholders.

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance to the Underlying Index, which could cause the Underlying Index to vary from its normal or expected composition. The postponement of a scheduled rebalance in a time of market volatility could mean that constituents of the Underlying Index that would otherwise be removed at rebalance due to changes in market capitalizations, issuer credit ratings, or other reasons may remain, causing the performance and constituents of the Underlying Index to vary from those expected under normal conditions.

Index/Defensive Positioning Risk. Because the allocation to cash versus securities by an Index underlying an Enhanced Fund is determined at month-end, there is a risk that the Index, and thus the Fund, will not be able to immediately react to changes in market conditions that occur between reallocations. During temporary periods that the Fund is invested in fixed income investments, the Fund would not benefit from any upswing in the equity markets. The Fund will incur transaction costs and potentially adverse tax consequences in the event the Index allocates to cash.

International Closed Market Trading Risk. (See Exchange-Traded Fund (“ETF”) Structure Risk.)

Investment Company Risk. A Fund’s ability to achieve its investment objective may be directly related to the ability of the underlying any funds (including ETFs) held by the Fund to meet their investment objectives. In addition, shareholders of the Fund will indirectly bear the fees and expenses of the underlying investment companies. Underlying investment vehicles are subject to investment Advisory and other expenses, which will be indirectly paid by the Fund. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.

Investment Strategy Risk. A Fund’s Index may not successfully identify companies that meet the Index’s objective. There is no guarantee that the applicable Index’s strategy to minimize volatility compared to the respective Parent Index will be successful. During a broad market advance a Fund’s performance may suffer because dividend paying stocks may not experience the same capital appreciation as non-dividend paying stocks or other segments of the stock market. A company’s dividends may not grow as projected and performance could also be negatively impacted if companies reduce their dividend payout. The stocks of dividend paying companies may underperform the overall stock market.

Investment Style Risk. Different types of investment styles, for example growth or value, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, the Fund’s performance may at times be worse than the performance of other funds that invest more broadly or that have different investment styles.

Large-Capitalization Stock Risk. Large-capitalization companies tend to compete in mature product markets and typically do not experience the level of sustained growth of smaller companies and companies competing in less mature product markets. Large-capitalization companies may be unable to respond as quickly as smaller companies to competitive challenges or changes in business, product, financial, or other market conditions. For these and other reasons, a fund that invests in large-capitalization companies may underperform other stock funds (such as funds that focus on the stocks of small- and medium-capitalization companies) when stocks of large-capitalization companies are out of favor.

Large Shareholder Risk. A Fund, like all investment companies, pools the investments of many investors. Actions by one shareholder or multiple shareholders may have an impact on the Fund and, therefore, indirectly on other shareholders. For example, significant levels of new investments in a Fund by shareholders may cause the Fund to have more cash than would otherwise be the case, which might have a positive or negative impact on Fund performance. Similarly, redemption activity might cause a Fund to sell portfolio securities, which may increase transaction costs and might generate a capital gain or loss, or cause it to borrow funds on a short-term basis to cover redemptions, which would cause the Fund to incur costs that, in effect, would be borne by all shareholders and not just the redeeming shareholders. Shareholder purchase and redemption activity also may affect the per share amount of a Fund’s distributions of its net investment income and net realized capital gains, if any, thereby affecting the tax burden on the Fund’s shareholders subject to federal income tax.

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To the extent a larger shareholder (including, for example, an affiliated fund that operates as a fund-of-funds) is permitted to invest in a Fund, the Fund may experience large inflows or outflows of cash from time to time. This activity could magnify these adverse effects on the Fund.

Leverage Risk. (See Derivatives Risk.)

Liquidity Risk. Liquidity risk exists when particular investments cannot be disposed of quickly in the normal course of business. The ability of a Fund to dispose of such investments or other instruments at advantageous prices may be greatly limited. Market values for illiquid investments may not be readily available, and there can be no assurance that any fair value assigned to an illiquid investment at any time will accurately reflect the price a Fund might receive upon the sale of that investment. Adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer, including rising interest rates, may adversely affect the liquidity of a Fund’s investments. A Fund may be required to sell a less liquid investment in accordance with changes to the Index. In such cases the sale proceeds received by a Fund may be substantially less than if a Fund had been able to sell the investments in more orderly transactions, and the sale price may be substantially lower than the price previously used by a Fund to value the investments for purposes of determining a Fund’s net asset value. A Fund may not achieve a high correlation with the Index. In addition, a Fund, by itself or together with other accounts managed by the Advisor, may hold a position in an investment that is large relative to the typical trading volume for that investment, which can make it difficult for a Fund to dispose of the position at an advantageous time or price.

Management Risk. The portfolio manager may not execute the Fund’s principal investment strategy effectively. Please see “The Sub-Advisor” section on pg. 56 of this prospectus for a discussion of the Sub-Advisor’s experience in managing funds.

Market Price Variance Risk. (See Exchange-Traded Fund (“ETF”) Structure Risk.)

Mid-Capitalization Stock Risk. Investments in mid-capitalization companies involve greater risks than those associated with larger, more established companies. Stock prices of mid-capitalization companies may be more volatile than those of large-capitalization companies, and, therefore, a Fund’s share price may be more volatile than that of funds that invest a larger percentage of their assets in stocks issued by large-capitalization companies. Stock prices of mid-capitalization companies are also more vulnerable than those of large-capitalization companies to adverse business or economic developments, and the stocks of mid-capitalization companies may be less liquid than those of large-capitalization companies, making it more difficult for a Fund to buy and sell shares of mid-capitalization companies. In addition, mid-capitalization companies generally have less diverse product lines than large-capitalization companies and are more susceptible to adverse developments related to their products.

Not Individually Redeemable. (See Exchange-Traded Fund (“ETF”) Structure Risk.)

Passive Investment Risk. Passively-managed Funds are designed to track its index and is not actively managed. A Fund will not buy or sell shares of an equity security due to current or projected performance of a security, industry or sector, unless that security is added to or removed, respectively, from its index. A Fund does not, therefore, seek returns in excess of its index, and does not attempt to take defensive positions or hedge against potential risks unless such defensive positions are also taken by its index. Different types of investment styles, for example passively managed or actively managed, or growth or value, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, a Fund’s performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.

Price Risk. ETF market prices may deviate from the actual value of the Fund’s portfolio value, particularly during times of market stress, with the result that investors may pay more or receive less than the underlying value of the ETF shares bought or sold.

Portfolio Turnover Risk. To the extent that an Enhanced Fund buys or sells securities according to its respective Index’s prescribed allocation to cash and cash equivalents, it will generally experience higher portfolio turnover than a passive fund that remains fully invested in securities. These additional purchases and sales of portfolio securities will generally result in higher transaction costs and Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

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Sampling Risk. A Fund’s use of a representative sampling strategy could result in it holding a smaller number of securities than are in the Index. As a result, an adverse development with an issuer or a small number of issuers of securities held by a Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Index. To the extent the assets in a Fund are smaller, these risks will be greater.

Sector Risk. To the extent the Fund invests more heavily in one sector or sub-sector of the market, its performance will be especially sensitive to developments that significantly affect those sectors or sub-sectors. In addition, the value of the Fund’s shares may change at different rates compared to the value of shares of a fund with investments in a more diversified mix of sectors and industries. An individual sector or sub-sector of the market may have above- average performance during particular periods but may also move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events. Alternatively, the lack of exposure to one or more sectors or sub-sectors may adversely affect performance.

Small Company Risk. Small company stocks present above-average risks in comparison to larger companies. Small companies usually offer a smaller range of products and services than larger companies. Smaller companies may also have limited financial resources and may lack management expertise. As a result, stocks issued by smaller companies may be comparatively less liquid and fluctuate in value more than the stocks of larger, more established companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

Smaller-Capitalization Stock Risk. Small- and mid-capitalization companies are subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss. Smaller companies may have limited markets, product lines, or financial resources and lack management experience and may experience higher failure rates than larger companies.

Stock Market Risk. Stock market risk refers to the fact that stock (equity securities) prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general. Over time, the stock market tends to move in cycles, with periods when stock prices rise, and periods when stock prices decline. A slower-growth or recessionary economic environment could have an adverse effect on stock prices. Consequently, a broad-based market drop may also cause a stock’s price to fall.

Portfolio securities may also decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, or due to factors affecting particular industries represented in the securities markets, such as competitive conditions. Changes in the financial condition of a single issuer can impact a market as a whole, and adverse market conditions may be prolonged and may not have the same impact on all types of securities. In addition, the markets may not favor a particular kind of security, including equity securities. Values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

Market turmoil may be reflected in perceptions of economic uncertainty, price volatility in the equity and debt markets, and fluctuating trading liquidity. In response, governments may adopt a variety of fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs, and lower interest rates. These policies may not be successful and any unexpected or quick reversal of these policies could increase volatility in the equity and debt markets. Market conditions and economic risks could have a significant effect on domestic and International economies and could add significantly to the risks of increased volatility and decreased liquidity for a Fund’s portfolio.

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Geopolitical/Natural Disaster Risk — Global economies and financial markets are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely affect issuers in another country or region. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires and floods, may add to instability in world economies and markets generally. Changes in trade policies and International trade agreements could affect the economies of many countries in unpredictable ways. Epidemics and/or pandemics, such as the coronavirus (or COVID-19), may result in, among other things, closing borders, disruptions to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and consumer activity, as well as general concern and uncertainty. The impact may be short-term or may last for extended periods.

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Information Technology and Operational Risk — Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The information technology and other operational systems upon which a Fund’s service providers rely may be subject to cyber attack or other technological disruptions, and could otherwise disrupt the ability of these service providers to perform essential tasks for a Fund. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in a Fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments.

Tax-Efficiency Risk. (See Exchange-Traded Fund (“ETF”) Structure Risk.)

Tracking Error Risk. Tracking error is the divergence of a Fund’s performance from that of its index. The performance of a Fund may diverge from that of its index for a number of reasons, such as the use of representative sampling (if applicable), transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to the index, tax considerations, rebalancing, or new or existing regulatory requirements. Unlike the Fund, the returns of an index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions. To the extent that a Fund calculates its NAV based on fair value prices and the value of its index is based on securities’ closing prices (i.e., the value of the index is not based on fair value prices), the Fund’s ability to track its index may be adversely affected. For tax efficiency purposes, a Fund may sell certain securities to realize losses, which will result in a deviation from its index.

Trading Issues. (See Exchange-Traded Fund (“ETF”) Structure Risk.)

Valuation Risk. The sale price a Fund could receive for a security may differ from a Fund’s valuation of the security and may differ from the value used by its index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. Because non-U.S. exchanges may be open on days when a Fund does not price its shares, the value of the securities or other assets in a Fund’s portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund’s shares. In addition, for purposes of calculating a Fund’s NAV, the value of assets denominated in non-U.S. currencies is converted into U.S. dollars using prevailing market rates on the date of valuation as quoted by one or more data service providers. This conversion may result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s index, which, in turn, could result in a difference between the Fund’s performance and the performance of its index. Authorized Participants who purchase or redeem Fund shares on days when a Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the Fund not fair-valued securities or used a different valuation methodology. A Fund relies on various sources to calculate its NAV. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such pricing sources, technological issues, or otherwise.

Additional Risk Factors

The Sub-Advisor may use several types of investment strategies in pursuing Fund’s overall investment objective. Additional risks are included in the Funds’ SAI.

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Section 3 | Organization and Management of the Funds

The Funds’ Board of Trustees has the overall responsibility for overseeing the management of the Funds.

The Investment Advisor

Timothy Partners, Ltd. (“TPL”), 1055 Maitland Center Commons Boulevard, Maitland, FL 32751, is a Florida limited partnership organized on December 6, 1993, and is registered with the Securities and Exchange Commission as an investment Advisor. TPL supervises the investment of the assets of the Funds in accordance with the objectives, policies and restrictions of the Trust. TPL approves the portfolio of securities selected by the Sub-Advisor. To determine which securities are Excluded Securities, TPL conducts its own research and consults a number of Christian ministries on these issues. TPL retains the right to change the sources from whom it acquires its information, at its discretion. TPL has been the Advisor to each Fund since its inception on April 30, 2019, December 2, 2019, July 28, 2021, January 10, 2023, or December 31, 2023 as applicable.

The Managing General Partner

Covenant Funds, Inc., a Florida corporation (“CFI”), is the managing general partner of TPL. Arthur D. Ally is President, Chairman and Trustee of the Trust, as well as President and 54% shareholder of CFI. Mr. Ally had over eighteen years of experience in the investment industry prior to founding TPL, having worked for Prudential Bache, Shearson Lehman Brothers and Investment Management & Research.

TPL has arranged for distribution, custody, fund administration, transfer agency and all other services necessary for the Fund to operate. The Advisor receives a fee for its services, (the “Management Fee”). From the Management Fee, the Advisor is obligated to pay or arrange for the payment of substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration and accounting, legal, audit, independent trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, acquired fund fees and expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business.

The Advisor’s Management Fee is designed to cause substantially all the Fund’s expenses to be paid by the Advisor, and to compensate the Advisor for providing services for the Funds. The Small Cap Fund, Large/Mid Cap Fund, Large/Mid Cap Core Enhanced Fund, High Dividend Fund, and High Dividend Stock Enhanced Fund each pay TPL a Management Fee equivalent to 0.52% annually of the Fund’s average daily net assets, computed daily and paid monthly. The International Fund pays TPL a Management Fee equivalent to 0.62% annually of the Fund’s average daily net assets, computed daily and paid monthly. The Market Neutral Fund pays TPL a Management Fee equivalent to 0.65% annually of the Fund’s average daily net assets, computed daily and paid monthly.

A discussion of the considerations employed by the Board of Trustees in their approval of TPL as Advisor to the Fund, and the Sub-Advisor as manager of the Funds, is available in the Funds’ annual report dated December 31, 2023.

TPL, with the Trust’s consent, has engaged the services of the Sub-Advisor described below to provide day-to-day investment Advisory services to the Fund. TPL pays all fees charged by the Sub-Advisor for such services.

The Sub-Advisor

TPL, with the consent of the Trust’s Board, has entered into a Sub-Advisory Agreement with Victory Capital Management, Inc., (“Victory Capital” or the “Sub-Advisor”) through its Victory Solutions team, located at 15935 La Cantera Parkway, San Antonio, TX 78256 (the “Sub-Advisor”). The Sub-Advisor is a New York corporation registered as an investment Advisor with the Securities and Exchange Commission (“SEC”). The Sub-Advisor manages the investment portfolios of the Funds according to investment policies and procedures adopted by the Board of Trustees. As of December 31, 2023, the Sub-Advisor managed or advised assets totaling approximately $166.6 billion for individual and institutional clients.

Victory Capital Management is a diversified global asset management firm with more than $159.6 billion in assets under management as of November 30th, 2022. Victory is comprised of 12 investment franchises and a Solutions Platform. Across the organization Victory offers a diverse array of investment vehicles and investment approaches including the Victory Market Neutral Income Fund, a mutual fund with a substantially similar investment objective save the BRI screening. The

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Victory Market Neutral Fund currently has more than $3.0 billion in assets under management as of December 31, 2023 and was incepted November 19th, 2012. The investment professionals at Victory who manage/have managed this fund will be involved in the management of the Timothy Plan Market Neutral ETF.

Portfolio Management

Volatility Weighted Index Funds and Enhanced Funds

Mannik Dhillon and Free Foutz are Co-Portfolio Managers of the Fund and are jointly responsible for the day-to-day management of the Fund’s portfolio.

Mannik Dhillon, CFA and CAIA®, is President of Victory Capital’s VictoryShares and Solutions platform. From 2015- 2017, he served as the Sub-Advisor’s Head of Investment Solutions, Product, and Strategy. From 2010 to 2015, Mr. Dhillon served as a managing director and head of manager research with Wilshire Associates, where he evaluated asset managers and led strategic consulting engagements. Mr. Dhillon is a CFA charter holder.

Free Foutz is the Portfolio Implementation Manager for Victory Capital’s VictoryShares and Solutions platform with industry experience dating back to 2002. From 2002 to 2015, prior to joining Victory Capital, Mr. Foutz held various research and portfolio management positions with Charles Schwab Investment Management, Inc.

Market Neutral Fund

Mannik Dhillon, Lance Humphrey, Scott Kefer and Free Foutz are Co-Portfolio Managers of the Fund and are jointly responsible for the day-to-day management of the Fund’s portfolio.

Mannik Dhillon, CFA and CAIA®, is President of Victory Capital’s VictoryShares and Solutions platform. From 2015- 2017, he served as the Sub-Advisor’s Head of Investment Solutions, Product, and Strategy. From 2010 to 2015, Mr. Dhillon served as a managing director and head of manager research with Wilshire Associates, where he evaluated asset managers and led strategic consulting engagements. Mr. Dhillon is a CFA charter holder.

Lance Humphrey, CFA, is a Senior Portfolio Manager of VictoryShares and Solutions. Mr. Humphrey began his investment career in 2007 at AMCO which was acquired by Victory Capital in 2019. He holds the CFA designation and is a member of the CFA Society of San Antonio.

Scott Kefer, CFA, is a Senior Portfolio Manager of VictoryShares and Solutions. Mr. Kefer has served as a Senior Portfolio Manager for Victory Capital or an affiliate since 1999. He began his investment career in 1993 with U.S. Trust Company where he held similar investment management roles. Mr. Kefer is a CFA charter holder.

Free Foutz is the Portfolio Implementation Manager for Victory Capital’s VictoryShares and Solutions platform with industry experience dating back to 2002. From 2002 to 2015, prior to joining Victory Capital, Mr. Foutz held various research and portfolio management positions with Charles Schwab Investment Management, Inc.

The Fund’s SAI provides additional information about the portfolio managers’ method of compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

Share Price

The net asset value (“NAV”) of each Fund is generally determined at 4:00 p.m. (Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for business. In the event of an emergency or other disruption in trading on the NYSE, each Fund’s net asset value will be determined based upon the close of the NYSE. The NAV is computed by determining the aggregate market value of all assets of each Fund, less its liabilities, divided by the total number of shares outstanding (NAV = (assets- liabilities)/number of shares). The NYSE is closed on weekends and New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account the expenses and fees of each Fund, including management, administration, and distribution fees (if any), which are accrued daily. The determination of NAV for each Fund for a particular day is applicable to all applications for the purchase of Shares, as well as all requests for the redemption of Shares, received by each Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

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Generally, each Fund’s investments are valued each day at the last quoted sales price on each investment’s primary exchange. Investments traded or dealt in upon one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange.

Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, investments will be valued at their fair market value as determined in good faith by the Advisor in accordance with procedures adopted by the Advisor and approved by the Board. In these cases, each Fund’s NAV will reflect certain portfolio investments’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for an investment is materially different than the value that could be realized upon the sale of that investment. The fair value prices can differ from market prices when they become available or when a price becomes available.

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (“1940 Act”), the Board has delegated to the Advisor responsibility for determining the value of Fund portfolio securities under certain circumstances. Under such circumstances, the Advisor will use its best efforts to arrive at the fair value of a security held by a Fund under all reasonably ascertainable facts and circumstances. The Advisor must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing. The Advisor has adopted written policies and procedures, which have been approved by the Board, to guide the Advisor with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

A Fund may use independent pricing services to assist in calculating the value of each Fund’s securities or other assets. In addition, market prices for foreign securities are not determined at the same time of day as the NAV for each Fund. In computing the NAV, immediately prior to closing of the NYSE, each Fund values the foreign securities held by each Fund at the latest closing price on the exchange in which they are traded. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. The value of each Fund’s securities may change on days when shareholders are not able to purchase and redeem each Fund’s Shares if each Fund has portfolio securities that are primarily traded in foreign markets that are open on weekends or other days when each Fund does not price its Shares. If events materially affecting the value of a security in each Fund’s portfolio, particularly foreign securities, occur after the close of trading on a foreign market but before each Fund prices its shares, the security will be valued at fair value. For example, if trading in a portfolio security is halted and does not resume before each Fund calculates its NAV, the Advisor may need to price the security using each Fund’s fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of each Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of each Fund’s NAV by short term traders. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value, or from the price that may be realized upon the actual sale of the security.

With respect to any portion of each Fund’s assets that are invested in one or more open-end management investment companies registered under the 1940 Act, each Fund’s net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short- term debt obligations with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to each Fund if acquired within 60 days of maturity or, if already held by each Fund on the 60th day, based on the value determined on the 61st day.

Premium/Discount Information

Most investors will buy and sell Shares of the Funds in secondary market transactions through brokers at market prices and the Fund’s Shares will trade at market prices. The market price of Shares may be greater than, equal to, or less than NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares of each Fund.

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Information about each Fund’s daily market price and how often Shares of each Fund traded on the listing exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of each Fund can be found at etf.timothyplan.com.

How to Buy and Sell Shares

Shares of the Fund will be listed for trading on the Exchange under the ticker symbol listed on the cover of this Prospectus. Share prices are reported in dollars and cents per Share. Shares can be bought and sold on the secondary market throughout the trading day like other publicly traded shares, and shares typically trade in blocks of less than a Creation Unit. There is no minimum investment required. Shares may only be purchased and sold on the secondary market when the Exchange is open for trading. The Exchange is open for trading Monday through Friday and is closed on weekends and the following holidays, as observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges. The commission is often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell smaller amounts of Shares. You may also pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The spread varies over time for shares of the Fund based on the Fund’s trading volume and market liquidity, and is generally lower if the Fund’s Shares have more trading volume and market liquidity and higher if the Fund’s Shares have little trading volume and market liquidity.

Only an Authorized Participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Funds’ APs are institutions and large investors, such as market makers or other large broker-dealers, which have entered into a Participation Agreement with the Funds’ Distributor to undertake the responsibility of obtaining or selling the underlying assets needed to purchase or redeem, respectively, Creation Units of the Funds. APs may acquire Shares directly from the Fund, and APs may tender their Shares for redemption directly to the Fund, at NAV per share only in large blocks, or Creation Units, of 10,000 shares. Purchases and redemptions directly with the Fund must follow the Funds’ procedures, which are described in the SAI.

A Fund may liquidate and terminate at any time without shareholder approval.

Share Trading Prices

The trading prices of the Fund’s Shares in the secondary market generally differ from the Fund’s daily NAV and are affected by market forces such as the supply of and demand for ETF shares and shares of underlying securities held by the Fund, economic conditions and other factors.

Book Entry

Shares are held in book entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares of the Funds and is recognized as the owner of all Shares for all purposes.

Investors owning shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” form.

Frequent Purchases and Redemptions of Fund Shares

The Fund’s Shares can only be purchased and redeemed directly from the Fund by APs in Creation Units. Direct trading by APs is critical to ensuring that the Fund’s Shares trade at or close to NAV. The cash to be contributed to (or received from) the Fund in connection with a Creation Unit generally is negligible compared to the total amount of the trade. To the extent the Fund has exposure to non-U.S. securities, the Fund employs fair valuation pricing to minimize arbitrage opportunities that attempt to exploit the differences between a security’s market quotation and its fair value. In addition,

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the Fund imposes transaction fees on purchases and redemptions of Shares to cover the custodial and other costs incurred by the Fund in effecting trades. These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that the Fund’s trading costs increase in those circumstances.

The vast majority of trading in the Fund’s Shares occurs on the secondary market. Because the secondary market trades do not directly involve the Fund, it is unlikely those trades would cause the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Fund’s trading costs and the realization of capital gains.

Given this structure, the Board has determined that it is not necessary to monitor for frequent in-kind purchases and redemptions of Shares or market timing activity by the APs or on the Shares’ secondary market.

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Section 4| Distributions and Taxes

Unlike interests in conventional mutual funds, which typically are bought and sold from and to the Fund only at closing NAVs, the Fund’s Shares are traded throughout the day in the secondary market on a national securities exchange on an intra-day basis and are created and redeemed in-kind and/or for cash in Creation Units at each day’s next calculated NAV. In-kind arrangements are designed to protect ongoing shareholders from the adverse effects on the Fund’s portfolio that could arise from frequent cash redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders if the mutual fund needs to sell portfolio securities to obtain cash to meet net fund redemptions. These sales may generate taxable gains for the ongoing shareholders of the mutual fund, whereas the Shares’ in-kind redemption mechanism generally will not lead to a tax event for the Fund or its ongoing shareholders.

Ordinarily, dividends from net investment income, if any, are declared and paid monthly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased Shares makes such option available.

As with any investment, you should consider how your investment in shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

●	The Fund makes distributions,

●	You sell your shares listed on the Exchange, and

●	You purchase or redeem Creation Units.

Taxes on Distributions

As stated above, the Fund ordinarily declares and pays dividends from net investment income, if any, monthly. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. Distributions from the Fund’s net investment income, including net short-term capital gains, if any, are taxable to you as ordinary income, except that the Fund’s dividends attributable to its “qualified dividend income” (i.e., dividends received on stock of most domestic and certain foreign corporations with respect to which the Fund satisfies certain holding periods and other restrictions), if any, generally are taxable to non-corporate shareholders at preferential rates. A part of the Fund’s dividends also may be eligible for the dividends-received deduction allowed to corporations, subject to similar restrictions.

In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in the Fund (if that option is available). Distributions reinvested in additional shares of the Fund through the means of a dividend reinvestment service, if available, will be taxable to shareholders acquiring the additional shares to the same extent as if such distributions had been received in cash. Distributions of net long-term capital gains, if any, in excess of net short- term capital losses are taxable as long-term capital gains (at the 20% maximum rate referred to above for non-corporate shareholders), regardless of how long you have held the shares.

Distributions in excess of the Fund’s current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares and as capital gain thereafter. A distribution will reduce the Fund’s NAV per Share and may be taxable to you as ordinary income or capital gain (as described above) even though, from an investment standpoint, the distribution may constitute a return of capital.

By law, the Fund is required to withhold 28% of your distributions and redemption proceeds if you have not provided the Fund with a correct Social Security number or other taxpayer identification number and in certain other situations.

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Taxes on Exchange-Listed Share Sales

Any capital gain or loss realized upon a sale of shares is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less. The ability to deduct capital losses from sales of Shares may be limited.

Taxes on Purchase and Redemption of Creation Units

An AP who exchanges securities for Creation Units generally will recognize a gain or a loss equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the exchanger’s aggregate basis in the securities surrendered plus any Cash Component it pays. An AP who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of the securities received plus any cash equal to the difference between the NAV of the shares being redeemed and the value of the securities. The Internal Revenue Service (“Service”), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales” or for other reasons. Persons exchanging securities should consult their own tax adviser with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many shares you purchased or sold and at what price. See “Taxes” in the SAI for a description of the requirement regarding basis determination methods applicable to Share redemptions and the Fund’s obligation to report basis information to the Service.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. Consult your personal tax adviser about the potential tax consequences of an investment in the Shares under all applicable tax laws.

DISTRIBUTIONS AND TAXES
PROSPECTUS (ETFS) / 65

Section 5| Other Information

Continuous Offering

The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Fund on an ongoing basis, a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares and sells the Shares directly to customers or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

Dealers effecting transactions in the Fund’s Shares, whether or not participating in this distribution, are generally required to deliver a Prospectus. This is in addition to any obligation of dealers to deliver a Prospectus when acting as underwriters.

Portfolio Holdings Disclosure

A description of the Fund’s policies regarding disclosure of the securities in the Fund’s portfolio is found in the Statement of Additional Information. The Fund’s portfolio is disclosed daily on the Fund’s website at timothyplan.com. Shareholders may also request portfolio holdings schedules at no charge by calling toll free (800) 846-7526.

Shareholder Communications

In order to eliminate duplicate mailings to an address at which two or more shareholders with the same last name reside, the Timothy Plan may send only one copy of any shareholder reports, proxy statements, prospectuses and their supplements, unless you have instructed Timothy Plan to the contrary. You may request that the Timothy Plan send these documents to each shareholder individually by calling the Timothy Plan at (800)846-7526, and they will be delivered promptly. While this Prospectus and the SAI of the Trust describe pertinent information about the Trust and the Fund, neither this Prospectus nor the SAI represents a contract between the Trust or the Fund and any shareholder.

Disclaimers

Shares are not sponsored, endorsed, or promoted by the Exchange. The Exchange makes no representation or warranty, express or implied, to the owners of the Shares or any member of the public regarding the ability of the Fund to track the total return performance of their respective Index or the ability of each Index identified herein to track stock market performance. The Exchange is not responsible for, nor has it participated in, the determination of the compilation or the

OTHER INFORMATION
PROSPECTUS (ETFS) / 66

calculation of each Index, nor in the determination of the timing of, prices of, or quantities of the Shares to be issued, nor in the determination or calculation of the equation by which the Shares are redeemable. The Exchange has no obligation or liability to owners of the Shares in connection with the administration, marketing, or trading of the Shares.

The Exchange does not guarantee the accuracy and/or the completeness of each Index or the data included therein. The Exchange makes no warranty, express or implied, as to results to be obtained by the Trust on behalf of the Funds, owners of the Shares, or any other person or entity from the use of each Index or the data included therein.

The Exchange makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Index or the data included therein. Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

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Section 6| Other Service Providers

Citi Fund Services Ohio, Inc.	4400 Easton Commons, Suite 200, Columbus, OH 43219, serves as administrator and fund accountant for the Funds.
Citibank, N.A.	388 Greenwich Street, New York, NY, serves as transfer agent and custodian of the Funds’ assets.
Foreside Distributors	3 Canal Plaza, Suite 100, Portland, ME 04101, serves as distributor for the continuous offering of each Fund’s shares.
Cohen & Company, Ltd.	1350 Euclid Avenue, Suite 800, Cleveland, Ohio 44115, serves as the Independent Registered Public Accounting firm for the Funds.
Drake Compliance, LLC	2250 W. Magnolia Avenue, San Antonio, TX 78201, serves as Chief Compliance Officer to the Fund.

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PROSPECTUS (ETFS) / 68

Section 7| Financial Highlights

The following financial highlights tables reflect historical information about shares of each Fund and are intended to help you understand the Fund’s financial performance for the period of the Fund’s operations.

Certain information shows the results of an investment in one share of a Fund. To the extent a Fund invests in other funds, the Total Annual Operating Expenses included in the Fund’s Fees and Expenses table may not correlate to the ratio of expenses to average net assets in the financial highlights below. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

The information presented has been audited by Cohen & Company, Ltd., the Funds’ independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the Funds’ annual report to shareholders, which is available upon request.

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US Small Cap Core ETF

	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the period December 3, 2019(a) to December 31, 2019
Net Asset Value, Beginning of Period	$30.39	$35.49	$27.71	$25.55	$24.73
Investment Activities:
Net Investment Income (Loss)(b)	0.36	0.34	0.40	0.32	0.02
Net Realized and Unrealized Gains (Losses) on Investments	4.97	(5.11)	7.78	2.15	0.82
Total from Investment Activities	5.33	(4.77)	8.18	2.47	0.84
Distributions to Shareholders:
Net Investment Income	(0.38)	(0.33)	(0.40)	(0.31)	(0.02)
Total Distributions	(0.38)	(0.33)	(0.40)	(0.31)	(0.02)
Net Asset Value, End of Period	$35.34	$30.39	$35.49	$27.71	$25.55
Total Return(c)	17.64%	(13.45%)	29.62%	9.99%	3.39%

Ratios/Supplemental Data:
Ratio of Expenses to Average Net Assets(d)	0.52%	0.52%	0.52%	0.52%	0.52%
Ratio of Net Investment Income (Loss) to Average Net Assets(d)	1.13%	1.09%	1.20%	1.45%	0.89%
Net Assets, End of Period (000’s)	$102,476	$71,422	$56,792	$31,869	$10,222
Portfolio Turnover(c)(e)	60%	59%	57%	78%	—

Amounts designated as “—” are 0 or have been rounded to 0.

(a)	Commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Excludes impact of in-kind transactions.

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US Large / Mid Cap Core ETF

	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the period May 1, 2019(a) to December 31, 2019
Net Asset Value, Beginning of Period	$33.47	$38.65	$30.93	$27.23	$25.16
Investment Activities:
Net Investment Income (Loss)(b)	0.36	0.35	0.24	0.23	0.21
Net Realized and Unrealized Gains (Losses) on Investments	4.73	(5.17)	7.72	3.72	2.04
Total from Investment Activities	5.09	(4.82)	7.96	3.95	2.25
Distributions to Shareholders:
Net Investment Income	(0.34)	(0.36)	(0.24)	(0.25)	(0.18)
Total Distributions	(0.34)	(0.36)	(0.24)	(0.25)	(0.18)
Net Asset Value, End of Period	$38.22	$33.47	$38.65	$30.93	$27.23
Total Return(c)	15.30%	(12.48%)	25.82%	14.67%	9.01%

Ratios/Supplemental Data:
Ratio of Expenses to Average Net Assets(d)	0.52%	0.52%	0.52%	0.52%	0.52%
Ratio of Net Investment Income (Loss) to Average Net Assets(d)	1.03%	1.02%	0.69%	0.88%	1.22%
Net Assets, End of Period (000’s)	$236,951	$179,060	$168,140	$163,904	$134,795
Portfolio Turnover(c)(e)	30%	26%	27%	45%	17%

(a)	Commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Excludes impact of in-kind transactions.

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US Large / Mid Cap Core Enhanced ETF

	For the Year Ended December 31, 2023		For the Year Ended December 31, 2022		For the period July 29, 2021(a) to December 31, 2021
Net Asset Value, Beginning of Period	$23.75		$27.19		$25.00
Investment Activities:
Net Investment Income (Loss)(b)	0.38		0.25		0.11
Net Realized and Unrealized Gains (Losses) on Investments	(0.96)		(3.40)		2.16
Total from Investment Activities	(0.58)		(3.15)		2.27
Distributions to Shareholders:
Net Investment Income	(0.36)		(0.28)		(0.08)
Return of Capital	—		(0.01)		—
Total Distributions	(0.36)		(0.29)		(0.08)
Net Asset Value, End of Period	$22.81		$23.75		$27.19
Total Return(c)	(2.40%)		(11.58%)		9.09%

Ratios/Supplemental Data:
Ratio of Expenses to Average Net Assets(d)	0.52	%(e)	0.52%		0.51%
Ratio of Net Investment Income (Loss) to Average Net Assets(d)	1.69%		1.05%		1.00%
Net Assets, End of Period (000’s)	$58,177		$70,060		$69,327
Portfolio Turnover(c)(f)	302	%(g)	155	%(g)	13%

(a)	Commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Does not include acquired fund fees and expenses, if any.
(f)	Excludes impact of in-kind transactions.
(g)	Portfolio turnover increased significantly due changes in the volume and timing of purchases and sales of portfolio holdings during the year.

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High Dividend Stock ETF

	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the period May 1, 2019(a) to December 31, 2019
Net Asset Value, Beginning of Period	$31.13	$32.49	$25.88	$26.89	$25.10
Investment Activities:
Net Investment Income (Loss)(b)	0.75	0.73	0.61	0.57	0.48
Net Realized and Unrealized Gains (Losses) on Investments	2.01	(1.35)	6.60	(0.96)	1.74
Total from Investment Activities	2.76	(0.62)	7.21	(0.39)	2.22
Distributions to Shareholders:
Net Investment Income	(0.73)	(0.74)	(0.60)	(0.62)	(0.43)
Total Distributions	(0.73)	(0.74)	(0.60)	(0.62)	(0.43)
Net Asset Value, End of Period	$33.16	$31.13	$32.49	$25.88	$26.89
Total Return(c)	9.03%	(1.88%)	28.10%	(1.17%)	9.00%

Ratios/Supplemental Data:
Ratio of Expenses to Average Net Assets(d)	0.52%	0.52%	0.52%	0.52%	0.52%
Ratio of Net Investment Income (Loss) to Average Net Assets(d)	2.39%	2.32%	2.07%	2.45%	2.81%
Net Assets, End of Period (000’s)	$228,798	$178,986	$131,582	$122,911	$94,132
Portfolio Turnover(c)(e)	41%	42%	43%	68%	23%

(a)	Commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Excludes impact of in-kind transactions.

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High Dividend Stock Enhanced ETF

	For the Year Ended December 31, 2023		For the Year Ended December 31, 2022		For the period July 29, 2021(a) to December 31, 2021
Net Asset Value, Beginning of Period	$23.47		$26.90		$25.00
Investment Activities:
Net Investment Income (Loss)(b)	0.60		0.60		0.28
Net Realized and Unrealized Gains (Losses) on Investments	(0.88)		(3.37)		1.86
Total from Investment Activities	(0.28)		(2.77)		2.14
Distributions to Shareholders:
Net Investment Income	(0.56)		(0.66)		(0.24)
Total Distributions	(0.56)		(0.66)		(0.24)
Net Asset Value, End of Period	$22.63		$23.47		$26.90
Total Return(c)	(1.17%)		(10.44%)		8.59%

Ratios/Supplemental Data:
Ratio of Expenses to Average Net Assets(d)	0.52	%(e)	0.52%		0.51%
Ratio of Net Investment Income (Loss) to Average Net Assets(d)	2.60%		2.39%		2.50%
Net Assets, End of Period (000’s)	$66,764		$68,055		$47,081
Portfolio Turnover(c)(f)	209%		191	%(g)	16%

(a)	Commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Does not include acquired fund fees and expenses, if any.
(f)	Excludes impact of in-kind transactions.
(g)	Portfolio turnover increased significantly due changes in the volume and timing of purchases and sales of portfolio holdings during the year.

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International ETF

	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the period December 3, 2019(a) to December 31, 2019
Net Asset Value, Beginning of Period	$23.30	$29.06	$26.98	$25.58	$24.80
Investment Activities:
Net Investment Income (Loss)(b)	0.64	0.66	0.56	0.47	0.04
Net Realized and Unrealized Gains (Losses) on Investments	3.12	(5.82)	2.21	1.40	0.77
Total from Investment Activities	3.76	(5.16)	2.77	1.87	0.81
Distributions to Shareholders:
Net Investment Income	(0.63)	(0.60)	(0.69)	(0.47)	(0.03)
Total Distributions	(0.63)	(0.60)	(0.69)	(0.47)	(0.03)
Net Asset Value, End of Period	$26.43	$23.30	$29.06	$26.98	$25.58
Total Return(c)	16.41%	(17.80%)	10.34%	7.66%	3.25%

Ratios/Supplemental Data:
Ratio of Expenses to Average Net Assets(d)	0.62%	0.62%	0.62%	0.62%	0.62%
Ratio of Net Investment Income (Loss) to Average Net Assets(d)	2.60%	2.72%	1.94%	1.98%	1.99%
Net Assets, End of Period (000’s)	$97,801	$76,875	$82,827	$71,500	$23,018
Portfolio Turnover(c)(e)	34%	39%	42%	63%	12%

(a)	Commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Excludes impact of in-kind transactions.

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Market Neutral ETF

For the period January 25, 2023(a) to December 31, 2023
Net Asset Value, Beginning of Period	$25.00
Investment Activities:
Net Investment Income (Loss)(b)	1.01
Net Realized and Unrealized Gains (Losses) on Investments	0.31
Total from Investment Activities	1.32
Distributions to Shareholders:
Net Investment Income	(1.06)
Net Realized Gains From Investments	(1.03)
Total Distributions	(2.09)
Net Asset Value, End of Period	$24.23
Total Return(c)	5.46%

Ratios/Supplemental Data:
Ratio of Expenses to Average Net Assets(d)	0.65%
Ratio of Net Investment Income (Loss) to Average Net Assets(d)	4.37%
Net Assets, End of Period (000’s)	$34,407
Portfolio Turnover(c)(e)	112%

(a)	Commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Excludes impact of in-kind transactions.

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Section 8| Other Information

This Prospectus is accompanied by a Statement of Additional Information (SAI), dated May 1, 2024: The SAI contains more information about the Funds’ operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus, which means that it is legally part of this Prospectus, even if you don’t request a copy.

Annual and Semi-annual Reports: Annual and semi-annual reports contain more information about the Funds’ investments and the market conditions and investment strategies that significantly affected the Funds’ performance during the most recent fiscal period.

How to Obtain Information: You may obtain a free copy of the SAI or annual and semi-annual reports, and ask questions about the Funds or your accounts, online at etf.timothyplan.com, by contacting the Timothy Plan at the following address or telephone number, or by contacting your financial intermediary.

BY TELEPHONE:	BY MAIL:
Call Timothy Plan at (800) 846-7526	Timothy Plan 1055 Maitland Center Commons Maitland FL 32751

You also can get information about the Fund (including the SAI and other reports) from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON:	BY MAIL:	ON THE INTERNET:
SEC Public Reference Room Washington, D.C. Call 202-551-8090 for location and hours.	SEC Public Reference Section Washington, D.C. 20549-1520	EDGAR database at sec.gov or by email request at publicinfo@sec.gov

Investment Company Act File Number 811-0822

OTHER INFORMATION
PROSPECTUS (ETFS) / 77

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